DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	ELITE PHARMACEUTICALS INC /NV/
Entity Central Index Key	0001053369
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 65,655	$ 668,407	$ 1,825,858
Accounts receivable (net of allowance for doubtful accounts of -0- and -0-, respectively)	526,386	396,847	571,667
Inventories (net of reserve of $93,338 and $93,338, respectively)	984,431	304,882	616,362
Prepaid expenses and other current assets	65,878	127,704	133,472
Total Current Assets	1,642,350	1,497,840	3,147,359
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $4,979,270 and $4,659,670, respectively	4,108,774	4,284,786	4,118,274
INTANGIBLE ASSETS - net of accumulated amortization of $-0- and $-0-, respectively	682,849	642,848	597,556
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322	3,329,322
Security deposits	14,314	14,913	28,377
Restricted cash - debt service for EDA bonds	343,051	280,585	291,420
EDA bond offering costs, net of accumulated amortization of $100,429 and $93,339, respectively	250,478	261,423	275,554
Total Other Assets	3,937,165	3,886,243	3,924,673
TOTAL ASSETS	10,371,138	10,311,717	11,787,862
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000	3,385,000
Short term loans and current portion of long-term debt	506,760	13,316	13,105
Accounts payable and accrued expenses	1,400,690	1,066,494	935,797
Deferred revenues - current	13,333	13,333	13,333
Preferred share derivative interest payable	27,500	70,966	282,680
Customer Deposits	50,132	0	39,400
Total Current Liabilities	5,383,415	4,549,109	4,669,315
LONG TERM LIABILITIES
Deferred revenues	155,556	165,558	178,890
Other long term liabilities	90,505	87,404	75,463
Derivative liability - preferred shares	7,916,397	8,506,106	14,192,329
Derivative liability - warrants	9,181,427	11,987,222	10,543,145
Total Long Term Liabilities	17,343,885	20,746,290	24,989,827
TOTAL LIABILITIES	22,727,300	25,295,399	29,659,142
STOCKHOLDERS' DEFICIT
Common stock - par value $0.001, Authorized 690,000,000 shares Issued and outstanding - 350,340,298 shares and 331,649,728 shares, respectively	350,342	331,650	180,546
Additional paid-in-capital	117,628,663	114,910,812	97,116,044
Accumulated deficit	(130,028,326)	(129,919,303)	(114,861,029)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(12,356,162)	(14,983,682)	(17,871,280)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,371,138	$ 10,311,717	$ 11,787,862

CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful accounts (in dollars)	$ 0	$ 0	$ 0
Inventory valuation reserve (in dollars)	93,338	93,338	1,047,456
Accumulated depreciation on property and equipment (in dollars)	4,979,270	4,659,670	4,189,618
Accumulated amortization on intangible assets (in dollars)	0	0	0
Accumulated amortization on EDA bond offering costs (in dollars)	$ 100,429	$ 93,339	$ 78,898
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	690,000,000	690,000,000	690,000,000
Common stock, shares issued	350,340,298	331,649,728	180,545,657
Common stock, shares outstanding	350,340,298	331,649,728	180,545,657
Treasury stock, shares	100,000	100,000	100,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
REVENUES
Manufacturing Fees	$ 400,494	$ 170,099	$ 1,246,210	$ 847,832	$ 1,120,050	$ 3,086,183
Royalties & Profit Splits	156,454	20,127	439,117	430,228	648,211	831,538
Lab Fee Revenues	110,734	319,712	195,427	495,987	655,857	348,242
Total Revenues	667,682	509,938	1,880,754	1,774,047	2,424,118	4,265,963
COSTS OF REVENUES	266,792	156,590	1,200,787	658,289	1,013,674	2,675,118
Gross Profit	400,890	353,348	679,967	1,115,758	1,410,444	1,590,845
OPERATING EXPENSES
Research and Development	238,268	386,430	663,625	1,030,141	1,735,689	1,385,211
General and Administrative	380,976	288,416	1,147,112	1,089,909	1,410,192	876,014
Non-cash compensation through issuance of stock options	15,133	6,113	36,379	18,340	24,453	42,016
Depreciation and Amortization	40,723	103,339	108,094	336,454	206,248	173,364
Total Operating Expenses	675,100	784,298	1,955,210	2,474,844	3,376,582	2,476,605
(LOSS) FROM OPERATIONS	(274,210)	(430,950)	(1,275,243)	(1,359,086)	(1,966,138)	(885,760)
OTHER INCOME / (EXPENSES)
Interest expense, net	(63,924)	(57,138)	(183,709)	(172,438)	(229,592)	(231,745)
Change in fair value of warrant derivatives	5,765,992	4,586,076	2,770,912	1,499,682	(1,444,075)	(1,297,998)
Change in fair value of preferred share derivatives	3,963,126	4,749,332	(867,741)	(7,665,268)	(11,227,957)	(10,416,376)
Interest expense attributable to preferred share derivatives	(27,818)	(86,325)	(111,719)	(353,500)	(424,465)	(1,259,480)
Discount in Series E issuance attributable to beneficial conversion features	0	0	(437,500)	0	(250,000)	(292,213)
Proceeds from litigation settlement					0	500,000
Total Other Income / (Expense)	9,637,376	9,191,945	1,170,243	(6,691,524)	(13,576,088)	(12,997,812)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	9,363,166	8,760,995	(105,000)	(8,050,610)	(15,542,226)	(13,883,572)
PROVISION FOR INCOME TAXES	0	0	4,023	2,500
CREDIT FOR INCOME TAXES					483,952	301,413
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 9,363,166	$ 8,760,995	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
NET (LOSS) PER SHARE
Basic (in dollars per share)	$ 0.03	$ 0.03	$ 0	$ (0.03)
Diluted (in dollars per share)	$ 0.02	$ 0.02	$ 0	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	350,220,224	262,067,347	345,384,514	247,443,617	259,163,279	100,020,520
Diluted (in shares)	486,207,413	427,037,498	345,384,514	247,443,617
BASIC AND DILUTED LOSS PER COMMON SHARE (in dollars per share)					$ (0.06)	$ (0.14)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)					259,163,279	100,020,520

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2010	$ 83,950	$ 90,903,896	$ (306,841)	$ (101,278,870)	$ (10,597,865)
Balance (in shares) at Mar. 31, 2010	83,950,168		100,000
Net income (Loss)				(13,582,159)	(13,582,159)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	21,242	1,261,999			1,283,240
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	21,241,590
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives	70,649	4,394,935			4,465,584
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives (in shares)	70,649,154
Non-cash compensation through the issuance of stock options		42,017			42,017
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010	938	74,062			75,000
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010 (in shares)	937,500
Common shares issued in lieu of cash in payment of consulting expenses	343	13,394			13,737
Common shares issued in lieu of cash in payment of consulting expenses (in shares)	343,425
Common shares issued in payment of Director's Fees	2,494	97,249			99,743
Stock Issued During Period Shares Payment Of Directors Fees (in shares)	2,493,589
Common shares issued in payment of employee salaries	930	36,280			37,210
Common shares issued in payment of employee salaries (in shares)	930,231
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		292,213			292,213
Balance at Mar. 31, 2011	180,546	97,116,044	(306,841)	(114,861,029)	(17,871,280)
Balance (in shares) at Mar. 31, 2011	180,545,657		100,000
Net income (Loss)				(15,058,274)	(15,058,274)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	8,410	627,769			636,179
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	8,410,374
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives	140,493	17,023,687			17,164,181
Common shares issued pursuant to the conversion of Convertible Preferred Derivatives (in shares)	140,493,195
Non-cash compensation through the issuance of stock options		24,452			24,452
Costs associated with raising capital		(342,169)			(342,169)
Common shares issued in payment of Director's Fees	1,506	144,388			145,894
Stock Issued During Period Shares Payment Of Directors Fees (in shares)	1,505,613
Common shares issued in payment of employee salaries	695	66,641			67,336
Common shares issued in payment of employee salaries (in shares)	694,889
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		250,000			250,000
Balance at Mar. 31, 2012	331,650	114,910,812	(306,841)	(129,919,303)	(14,983,682)
Balance (in shares) at Mar. 31, 2012	331,649,738		100,000
Net income (Loss)				(109,023)	(109,023)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	1,512	153,672			155,184
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)	1,512,272
Conversion of Series B, Series C and Series E Preferred Shares into Common Shares	13,918	1,881,033			1,894,951
Conversion of Series B, Series C and Series E Preferred Shares into Common Shares (in shares)	13,917,061
Non-cash compensation through the issuance of stock options		36,379			36,379
Costs associated with raising capital		(9,856)			(9,856)
Issuance of Common Shares pursuant to the exercise of Warrants	3,262	219,123			222,385
Issuance of Common Shares pursuant to the exercise of Warrants (in shares)	3,261,227
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares		437,500			437,500
Balance at Dec. 31, 2012	$ 350,342	$ 117,628,663	$ (306,841)	$ (130,028,326)	$ (12,356,162)
Balance (in shares) at Dec. 31, 2012	350,340,298		100,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	330,543	363,542	484,151	483,473
Change in fair value of warrant derivative liability	(2,770,912)	(1,499,682)	1,444,075	1,297,998
Change in fair value of preferred share derivative liability	867,741	7,665,268	11,227,957	10,416,376
Discount in Series E issuance attributable to embedded beneficial conversion feature	437,500	0	250,000	292,213
Preferred share derivative interest satisfied by the issuance of common stock	155,184	549,854	636,179	1,283,240
Legal and consulting expenses satisfied by the issuance of common stock			0	13,737
Salaries and Directors Fees satisfied by the issuance of common stock			213,230	136,953
Non-cash compensation satisfied by the issuance of common stock and options	36,379	18,340	24,453	42,016
Non-cash rent expense	7,215	8,686	11,090	48,064
Impairment of Intangible Assets			0	440,000
Non-cash lease accretion	1,008	949	1,276	20,682
Changes in Assets and Liabilities
Accounts receivable	(129,539)	88,356	174,820	(166,706)
Inventories	(679,549)	184,963	311,480	754,931
Prepaid and other current assets	62,425	88,135	5,767	(1,962)
Security deposit			13,464	(13,725)
Accounts payable, accrued expenses and other current liabilities	327,640	41,355	(133,749)	87,686
Deferred revenues and Customer deposits	40,130	(49,399)
Derivative interest payable	(43,466)	(196,354)
NET CASH USED IN OPERATING ACTIVITIES	(1,466,724)	(789,098)	(394,082)	1,552,815
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(110,787)	(78,427)	(201,777)	(178,169)
Cost of leasehold improvements	(32,801)	(390,845)	(421,556)	(343,631)
Proceeds from sale of retired equipment			0	30,000
Costs incurred for intellectual property assets	(40,001)	(32,406)	(45,292)	(866,150)
Deposits to restricted cash, net	(62,466)	(41,826)	10,835	3,416
NET CASH USED IN INVESTING ACTIVITIES	(246,055)	(543,504)	(657,790)	(1,354,533)
CASH FLOWS FROM FINANCING ACTIVITIES
Costs associated with raising capital			(342,169)	0
Proceeds from issuance of Series E Convertible Preferred Stock	437,500	125,000	250,000	1,062,500
Proceeds from Executions of Cash Warrants	187,500
Proceeds from draws against Treppel Credit Line	500,000	0
Other loan payments	(5,117)	(9,565)	(13,411)	(13,106)
Costs associated with raising capital	(9,856)	(40,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,110,027	75,435	(105,580)	1,049,394
NET CHANGE IN CASH AND CASH EQUIVALENTS	(602,752)	(1,257,167)	(1,157,451)	1,247,676
CASH AND CASH EQUIVALENTS - beginning of period	668,407	1,825,858	1,825,858	578,187
CASH AND CASH EQUIVALENTS - end of period	65,655	568,691	668,407	1,825,858
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	115,623	172,439	228,317	226,150
Cash paid for taxes	4,023	2,500	2,849	7,822
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for purchase of intangible assets			0	75,000
Loan to purchase equipment			$ 13,200	$ 0

DEFINITIONS	9 Months Ended
Dec. 31, 2012
Definitions [Abstract]
Definitions [Text Block]
NOTE 1	-	DEFINITIONS

“2012 Bond Principal Payment” equals $260,000

“Cash Reserves” are equal to the amount listed in Note 2

“Current Balance Sheet Date” means December 31, 2012

“Current Bond Liability” is equal to the amount listed in Note 2

“Current Fiscal Year” means the twelve months ended March 31, 2013

“Current Quarter” means the three months ended December 31, 2012

“Current YTD” means the nine months ended December 31, 2012

“Derivative Interest Liability Common Shares” means the following Common Shares issued in lieu of cash in payment of Derivative Interest due and owing as of the Current Balance Sheet Date:

Common Shares Issued
348,671

“Epic Quarterly Payment Amount” is equal to $62,500

“FDA” means the U.S. Food and Drug Administration

“Outstanding Bond Principal Payments” means principal payments which were due and owing on the NJEDA Bonds on or before the Current Balance Sheet Date and not made, consisting of the following:

Payment Date	Amount
September 1, 2010	225,000
September 1, 2011	470,000
September 1, 2012	730,000

“Prior Year Balance Sheet Date” means December 31, 2011

“Prior Fiscal Year” means the twelve months ended March 31, 2012

“Prior Year Quarter” means the three months ended December 31, 2011

“Restricted Cash Interest Payments” means the following withdrawal of funds from the debt service reserve, with such funds being used to make interest payments due to holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075

The accompanying notes are an integral part of the condensed consolidated financial statements.

“Restricted Cash Principal Payments” means the following withdrawal of funds from the debt service reserve, with such funds being used to make principal payments due to holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	210,000

“SEC” means the Securities and Exchange Commission

“Treppel Credit Line Balance” equals $500,000

“Treppel Credit Line Interest Due” equals $6,932

“Treppel Credit Line Limit” equals $1,000,000

“Working Capital Deficit” is equal to the amount listed in Note 2

BASIS OF PRESENTATION AND LIQUIDITY	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 2	-	BASIS OF PRESENTATION AND LIQUIDITY

The information in this quarterly report on Form 10-Q includes the results of operations of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries (collectively the “Company” or “Elite”) for the Current Quarter and Prior Year Quarter. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to rules and regulations of the Securities and Exchange Commission in accordance with accounting principles generally accepted for interim financial statement presentation. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the condensed consolidated financial position, results of operations and cash flows of the Company for the periods presented have been included.

The financial results for the interim periods are not necessarily indicative of the results to be expected for the full year or future interim periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2012 and filed with the SEC on June 29, 2012. There have been no changes in significant accounting policies since March 31, 2012.

The Company does not anticipate being profitable for the Current Fiscal Year; therefore a current provision for income tax was not established for the Current Quarter. Only the minimum liability required for state corporation taxes was considered.

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern. As of the Current Balance Sheet Date, the Company had the following:

Cash reserves (“Cash Reserves”)	$ 0.1 million
Working capital deficit (“Working Capital Deficit”)	$ 3.7 million
Losses from operations for the Current Quarter	$ 0.3 million
Other income for the Current Quarter	$ 9.6 million
Net income for the Current Quarter	$ 9.4 million
NJEDA Bonds Payable (“Current Bond Liability”)	$ 3.4 million

The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Please note that revenues and operating profits for the foreseeable future are expected to be significantly and adversely effected by the FDA’s removal of the Lodrane® extended release product line from the market. The Lodrane® extended release products, which constituted substantially all of the Company’s revenues at the time of FDA’s directive, were included on a list of approximately 500 cough/cold and allergy products which are being removed from the U.S. market pursuant to a directive from the FDA issued on March 4, 2011. Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011 and the Annual Report on Form 10-K filed with the SEC on June 29, 2011 for further details, such filings being herein incorporated by reference.

In addition, the Company has received Notice of Default from the Trustee of the NJEDA Bonds as a result of the utilization of the debt service reserve being used to pay semi-annual interest payments due on September 1st and March 1st of each year. The debt service reserve was first used to make such semi-annual interest payments on March 1, 2009 and has been utilized for all semi-annual interest payments due since then, with the Restricted Cash Interest Payments constituting such payments.

The Company has replenished all amounts withdrawn from the debt service reserve for the payment of semi-annual interest payments, as required, and in accordance with the applicable terms and conditions of such replenishments.

The Company did not have sufficient funds available to make the Restricted Cash Principal Payments and the Outstanding Principal Payments.

The debt service reserve was utilized to make the Restricted Cash Principal Payments, with the Company replenishing such amounts withdrawn from the debt service reserve, as required and in accordance with the applicable terms and conditions of such replenishments.

The Company requested that the Trustee utilize the debt service reserve to pay the principal payment due on September 1, 2010. This request was denied and accordingly the principal payment due on September 1, 2010 was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011 and 2012, with such amount due including principal payments due in the prior year but not paid. There were not sufficient funds available in the debt service reserve and the payment was not made.

Please refer to the definition of Outstanding Bond Principal Payments for details on the amounts of the principal payments which were due and not made.

The Company has requested a postponement of principal payments due on September 1, 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default on the NJEDA Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Please refer to Note 6 to our financial statements for a more detailed discussion of the NJEDA Bonds and Notice of Default.

Please also note that the Working Capital Deficit includes the Current Bond Liability. This amount was first classified as a current liability as of March 31, 2010, due to the Notice of Default received from the Trustee in relation to the NJEDA Bonds. Please refer to the balance sheet and note 5 to our financial statements for details on the Current Bond Liability.

As of the Current Balance Sheet Date, we had Cash Reserves.

We have successfully completed the initial, second and third closings of the Epic Strategic Alliance Agreement and the twelve quarterly payments, with each such quarterly payment being equal to the Epic Quarterly Payment Amount and have accordingly received the full investment from Epic, exclusive of warrant exercise, as provided for in the Epic Strategic Alliance Agreement. For additional information regarding the Epic Strategic Alliance Agreement, please see our disclosures under “Epic Strategic Alliance Agreement” in Item 7 of Part II of our Annual Report on Form 10-K, and in our Current Reports on Form 8-K, filed with the SEC on March 23, 2009, May 6, 2009, June 5, 2009, July 1, 2010 and June 29, 2011, such disclosures being herein incorporated by reference.

Despite having received the full investment from Epic Investments LLC, exclusive of warrant exercise, as provided for in the Epic Strategic Alliance Agreement, we still most likely will be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all.

On December 30, 2011, Elite entered into a securities purchase agreement (the “Socius Agreement”) with Socius CG II, Ltd. (“Socius”), under which, subject to the terms of the Socius Agreement, Elite may sell up to $5 million on non-convertible Series F preferred stock (the “Series F Preferred Stock”) to Socius. On June 20, 2012, the Company filed a letter with the SEC requesting withdrawal of the Registration Statement on Form S-1 (the “Registration Statement”) that it had filed with the SEC on March 1, 2012. The Company had filed the Registration Statement in accordance with the terms of a Socius Agreement. The withdrawal request was deemed granted as the Company did not receive timely notice from the SEC that this request would not be granted.

The Company withdrew the Registration Statement because, after discussion with the SEC’s staff, it determined that the transactions as structured in the Socius Agreement could not be implemented. Accordingly the Company will not be proceeding with the financing under the Socius Agreement. A Current Report on Form 8-K was filed with the SEC on June 21, 2012, such filing being herein incorporated by reference.

On June 12, 2012, Elite entered into a bridge loan agreement, as amended on December 5, 2012, (the “Treppel Credit Line Agreement”) with Jerry Treppel, the Company’s Chairman and CEO. Under the terms of the Treppel Credit Line Agreement, Elite has the right, in its sole discretion to a line of credit (the “Treppel Credit Line”) in the maximum principal amount of up to the Treppel Credit Line Limit, at any one time. Mr. Treppel provided the Treppel Credit Line for the purpose of supporting the acceleration of Elite’s product development activities. The outstanding amount is evidenced by a promissory note which shall mature on the earlier of (i) such date as Elite raises at least two million dollars in gross proceeds from the sale of any of its equity securities or (ii) July 31, 2013, at which time the entire unpaid principal balance, plus accrued interest thereon shall be due and payable in full. Elite may prepay any amounts owed without penalty. Any such prepayments shall first be due and owing and then to principal. Interest only shall be payable quarterly on July 1, October 1, January 1 and April 1 of each year. Prior to maturity or the occurrence of an Event of Default as defined in the Treppel Credit Line Agreement, the Company may borrow, repay and reborrow under the Treppel Credit Line through maturity. Amounts borrowed under the Treppel Credit Line bear interest at the rate of ten percent (10%) per annum. For more detailed information, please refer to the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10,2012, with such filings being herein incorporated by reference.

As of the Current Balance Sheet, the principal balance of the Treppel Credit Line was equal to the Treppel Credit Line Balance and the interest due was equal to the Treppel Credit Line Interest Due.

Furthermore, with regards to our product pipeline, please note that significant delays in the commercialization of Naltrexone 50mg have occurred as a result of a notification received from the FDA reclassifying to a Prior Approval Supplement, the Company’s Changes Being Effected in 30 Days Supplement (“CBE-30”) related to a change in the manufacturing and packaging site of this product.

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued (please see note 13).

Segment Reporting

FASB ASC 280-10-50, “Disclosure about Segments of an Enterprise and Related Information” requires use of the “management approach” model for segment reporting. The management approach is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company operates in one segment for the nine months ended December 31, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”)

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its wholly-owned subsidiary, Elite Laboratories, Inc. (“Elite Labs”) (collectively the “Company”) for the years ended March 31, 2012 (“Fiscal Year 2012”) and 2011 (“Fiscal Year 2011”). Our Company consolidates all entities that we control by ownership of a majority voting interest. As of March 31, 2012, the financial statements of all wholly-owned entities are consolidated and all significant intercompany accounts are eliminated upon consolidation.

NATURE OF BUSINESS

Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. Elite Labs engages primarily in researching, developing and licensing proprietary controlled-release drug delivery systems and products. The Company is also equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved; however the Company has concentrated on developing orally administered controlled-release products. These products include drugs that cover therapeutic areas for pain, allergy and infection. The Company also engages in research and development activities for the purpose of obtaining Food and Drug Administration approval, and, thereafter, commercially exploiting generic and new controlled-release pharmaceutical products. The Company also engages in contract research and development on behalf of other pharmaceutical companies.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).

LONG-LIVED ASSETS

The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from five to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs incurred to acquire intangible assets such as for the application of patents and trademarks are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent and trademarks. Such costs are charged to expense if the patent or trademark is unsuccessful.

RESEARCH AND DEVELOPMENT

Research and development expenditures are charged to expense as incurred.

CONCENTRATION OF CREDIT RISK

The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2012 are $668,407. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2011 and Fiscal 2012 the Company generated all its revenues from four companies. The termination of the contracts with either of such four companies will result in the loss of a significant amount of revenues currently being earned.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

INCOME TAXES

The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during the years ended March 31, 2012 and March 31, 2011.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2012 and March 31, 2011.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2012, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal, 2008 and forward, and State, 2004 and forward. The Company does not expect to have a material change to unrecognized tax positions within the next twelve months.

EARNINGS PER COMMON SHARE

Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

REVENUE RECOGNITION

Revenues earned under manufacturing agreements with other pharmaceutical companies are recognized on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured.

Revenues derived from royalties and profit splits are recognized when such are reasonably estimable and collectible. Revenues from royalties and profit splits which cannot be reasonably estimated are recognized when the payment is received.

Revenues derived from providing research and development services under contracts with other pharmaceutical companies are recognized when earned. These contracts provide for non-refundable upfront and milestone payments. Because no discrete earnings event has occurred when the upfront payment is received, that amount is deferred until the achievement of a defined milestone. Each nonrefundable milestone payment is recognized as revenue when the performance criteria for that milestone have been met. Under each contract, the milestones are defined, substantive effort is required to achieve the milestone, the amount of the non-refundable milestone payment is reasonable, commensurate with the effort expended, and achievement of the milestone is reasonably assured.

Revenues earned by licensing certain pharmaceutical products developed by the Company are recognized at the beginning of a license term when the Company’s customer has legal right to the use of the product. Revenues are recognized on licensing income on a straight line basis over the life of the licensing agreement.

TREASURY STOCK

The Company records common shares purchased and held in treasury at cost.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

STOCK-BASED COMPENSATION

The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2012 and 2011 was $24,453 and $42,016, respectively.

FAIR VALUE MEASUREMENTS

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the reporting entity’s own assumptions.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial position or results of operations upon adoption.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). Under the amended guidance, all changes in the components of net income and the components of other comprehensive income are to be presented either in a single continuous statement of comprehensive income, or in two separate but consecutive financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the effective date of the requirement in ASU 2011-05 to disclose on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. All other requirements of ASU 2011-05 are not affected by ASU 2011-12. The changes are effective April 1, 2012, with early adoption permitted. This change is not expected to have an impact to the consolidated financial results as it is a change in presentation only.

In April 2011, the FAS issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends the current fair value measurement and disclosure guidance. These changes will be effective April 1, 2012, on a prospective basis. Early application is not permitted. This change is not expected to have a material impact to the consolidated financial results.

MANAGEMENT'S LIQUIDITY PLANS	12 Months Ended
Mar. 31, 2012
Managements Liquidity Plans Disclosure [Abstract]
Managements Liquidity Plans Disclosure [Text Block]
NOTE 2	MANAGEMENT’S LIQUIDITY PLANS

The Company reported net losses of $15,058,274 and $13,582,159 for the fiscal years ended March 31, 2012 and 2011, respectively. At March 31, 2012, the Company had a working capital deficiency of approximately $3.1 million and an accumulated deficit of approximately $129.8 million, consolidated assets of approximately $10.2 million, and negative stockholders’ equity of approximately $15.1 million. The Company has not generated any significant profits to date. During the fiscal year ended March 31, 2012, the Company raised $250,000 of net proceeds from the sale of Series E Preferred Stock.

The Company’s strategy is to continue to be engaged in the development and manufacturing of oral controlled-release products. It will continue to develop generic versions of controlled-release drug products with high barriers to entry and assist partner companies in the life cycle management of products to improve off-patent drug products. The Company has four products currently being sold commercially. In addition, the Company has a generic product which was purchased and for which the Company is in the process of transferring the manufacture of such product to its facility in Northvale, New Jersey, and a pipeline of products under development.

As of March 31, 2012, the Company’s principal source of liquidity was approximately $0.7 million of cash and cash equivalents. The Company may also receive funds through the exercise of outstanding stock options and warrants and $0.4375 million from the issuance of the Company’s Series E Convertible Preferred Stock pursuant to the Strategic Alliance Agreement with Epic Pharma. The Company also is exploring raising additional funds through the sale of its equity or debt securities or otherwise. However, there can be no assurance of the exercise of any outstanding options or warrants, the performance of Epic Pharma under the Strategic Alliance Agreement, the raising of funds pursuant to any new funding arrangements, or that any cash received from such sources will be material to contribute sufficient amounts to continue operating activities. Even if the Company were to receive the remaining amounts due pursuant to the Epic Strategic Alliance Agreement, it still most likely would be required to seek additional capital in the future and there can be no assurances that the Company will be able to obtain such additional capital on favorable terms, if at all.

As a result there is no assurance that the Company’s business strategy will be successfully implemented, and with the Company’s existing working capital levels, there can be no assurance that the Company will continue as a going concern.

CASH AND CASH EQUIVALENTS	9 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE 3	-	CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date, has not experienced losses on any of its balances.

INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4	-	INVENTORIES

Inventories consist of raw materials, work in process and finished goods and are stated at the lower of cost (first-in, first-out basis) or market (net realizable value), and summarized as follows:

	December 31, 2012	March 31, 2012
Raw Materials	547,455	304,882
Work-in-Process	436,976	—
Finished Goods	—	—
Total Inventory	984,431	304,482

NOTE 3	INVENTORIES

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2012 and 2011 consist of the following:

	2012	2011
Finished Goods	$—	$156,399
Work-in-Process	25,200	—
Raw Materials	373,020	1,507,419
	398,220	1,663,818
Less: Inventory Valuation Reserve	(93,338)	(1,047,456)
	$304,882	$616,362

The Inventory Valuation Reserve as of March 31, 2012, consists of raw materials with an aggregate cost of $93,338 being expired materials with no commercial value

The Inventory Valuation Reserve as of March 31, 2011, consists of raw materials with an aggregate cost of $918,355 having no commercial value due to the FDA’s decision to remove Lodrane from the market and the FDA’s recent reclassification of the Company’s application to transfer the manufacturing site of Hydromorphone to its facilities from CBE-30 to Prior Approval, as well as $35,762 in expired raw materials which have not yet been destroyed and $93,339 in mark-to-market adjustments required to fairly state the Company’s raw materials inventory at the lower of cost or market, with current replacement cost being the standard upon which the market value is determined.

Please refer to the Current Reports on Form 8-K filed with the SEC on March 4, 2011 and June 6, 2011 for details on the FDA’s decision to remove Lodrane from the market and the FDA’s reclassification of the Company’s application for transfer of manufacturing site, respectively, with such filings being herein incorporated by reference

PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 -	PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2012 and 2011 consists of the following:

	2012	2011
Laboratory manufacturing, and warehouse equipment	$5,448,732	$5,285,888
Office equipment	64,927	56,961
Furniture and fixtures	49,804	62,406
Transportation equipment	66,855	66,855
Land, building and improvements	3,314,138	2,835,783
	8,944,456	8,307,893
Less: Accumulated depreciation and amortization	(4,659,670)	(4,189,619)
	$4,284,786	$4,118,274

Depreciation and amortization expense amounted to $484,156 and $483,473 for the years ended March 31, 2012 and 2011, respectively.

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5	-	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDAs”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of the Current Balance Sheet Date, the following costs were recorded as intangible assets on the Company’s balance sheet:

	Patent Application Costs	ANDA Acquisitions	Total Intangible Assets
Intangible Assets as of March 31, 2012	192,848	450,000	642,848

Costs Capitalized During Current Fiscal Year
Three months ended June 30, 2012	15,947	—	15,947
Three months ended September 30, 2012	7,368	—	7,368
Three months ended December 31, 2012	16,686	—	16,686
Total Costs Capitalized-nine months ended Dec 31, 2012	40,001	—	40,001

Amortization of Intangible Assets During Current Fiscal Year
Three months ended June 30, 2012	—	—	—
Three months ended September 30, 2012	—	—	—
Three months ended December 31, 2012	—	—	—
Total Amortization – nine months ended Dec 31, 2012	—	—	—

Intangible Assets as of December 31, 2012	232,849	450,000	682,849

The costs incurred in patent applications for the Current YTD and Current Quarter, were related to our abuse resistant opioid product lines. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of March 31, 2012 and 2011, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2012	2011
Intangible assets at beginning of fiscal year
Patent application costs	597,556	172,841
Trademarks	—	—
ANDA acquisitions	—	—
Less: Accumulated Amortization	—	(76,434)
Net Intangible Assets at beginning of fiscal year	597,556	96,407

Intangible asset costs capitalized during the fiscal year
Patent application costs	45,292	51,152
Trademarks		—
ANDA acquisition costs	—	890,000
Total cost of intangible assets capitalized	45,291	941,152

Amortization of intangible assets during fiscal year
Patent application costs	—	—
Trademarks	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	76,434
Trademarks	—	—
ANDA acquisition costs	—	(440,000)
Accumulated amortization of impaired assets	—	(76,434)
Net impairment of intangible assets	—	(440,000)

Intangible assets at end of fiscal year
Patent application costs	192,848	147,556
Trademarks	—	—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets	$642,848	$597,556

The costs incurred in patent applications totaling $45,292 and $51,152 for the 2012 and 2011 fiscal years, were all related to our abuse resistant and extended release opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

Please also note that on May 22, 2012, the United States Patent and Trademark Office (“USPTO”) issued U.S. Patent No. 8,182,836, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof. A Current Report on Form 8-K was filed with the SEC on May 22, 2012, with such filing being herein incorporated by reference.

The ANDA acquisition costs of $890,000 incurred during the 2011 fiscal year, are related to our acquisition of the ANDA’s for Hydromorphone 8mg, Naltrexone 50mg and Phentermine 37.5mg tablets. For further details on these acquisitions, please refer to the current reports on Form 8-K filed with the SEC on May 24, 2010 for the Hydromorphone ANDA acquisition and September 1, 2010 for the Naltrexone and Phentermine ANDA acquisitions, such filings being herein incorporated by this reference. In addition, please refer to exhibits 10.4, 10.5 and 10.7 of the quarterly report on Form 10-Q filed with the SEC on November 15, 2010 for the purchase agreements for Hydromorphone, Naltrexone, and Phentermine, respectively, such filings being herein incorporated by this reference.

The Company has successfully transferred production of the Phentermine 37.5mg product to its facilities and has commenced commercial production of this product. Please refer to the current report on Form 8-K, filed with the SEC on April 7, 2011, such filing being herein incorporated by reference.

On May 31, 2011, the Company received a letter from the FDA responding to a Changes Being Effected in 30 Days (“CBE 30”) supplement filed by the Company with the agency to change the manufacturing and packaging location of the Hydromorphone Hydrochloride Tablets USP, 8mg ANDA purchased from Mikah Pharma. The letter from the FDA informed the Company that the agency has reclassified the application as a prior approval supplemental application which will delay the commercialization of the product. The delay imposed by such reclassification was a significant detrimental factor to the value of the Hydromorphone AND. In accordance with GAAP, the Company recorded an impairment equal to the full historical cost, with such impairment being included in the financial statements issued for Fiscal 2011.

On January 23, 2012, the Company received a letter from the FDA approving the prior approval supplement application. Please refer to the Current Report on Form 8-K filed with the SEC on January 27, 2012 for further details, with such filing being herein incorporated by reference.

The Company has also recorded an impairment equal to the full historical cost of the Naltrexone 50mg ANDA, as the reason given by the FDA for the reclassification of the Company’s application filed with the FDA for Hydromorphone may also apply to a similar application filed by the Company with the FDA for the transfer of manufacturing and packaging for Naltrexone 50mg. Formal notification of the FDA’s reclassification of the Company’s CBE 30 application to a prior approval supplement was received by the company on December 14, 2011.

INVESTMENT IN NOVEL LABORATORIES INC	12 Months Ended
Mar. 31, 2012
Cost Method Investments In Joint Ventures Disclosure [Abstract]
Cost Method Investments In Joint Ventures Disclosure [Text Block]
NOTE 6	INVESTMENT IN NOVEL LABORATORIES INC.

At the end of 2006, Elite entered into a joint venture with VGS Pharma, LLC (“VGS”) and created Novel Laboratories, Inc. (“Novel”), a privately-held company specializing in pharmaceutical research, development, manufacturing, licensing, acquisition and marketing of specialty generic pharmaceuticals. Novel's business strategy is to focus on its core strength in identifying and timely executing niche business opportunities in the generic pharmaceutical area. Elite’s ownership interest in Novel’s Class A Voting Common Stock of Novel is approximately 10% of the outstanding shares of Class A Voting Common Stock of Novel. As of October 1, 2007, Elite deconsolidated its financial statements from Novel and the investment in Novel is accounted for under the cost method of accounting.

As of June 2012, the US-FDA website lists 16 products approved in the name of Novel and an additional 7 products approved in the name of the Novel’s marketing arm, Gavis Pharmaceuticals (“Gavis”). IMS data also list three additional products being marketed by Gavis. There are accordingly a total of 26 products currently identified as being approved/marketed by Novel and Gavis, with such total representing an increase of 7 products as compared to a comparable point in the prior year.

Furthermore, IMS data for the three products listed, indicate growing revenues over the last 3 years. Such revenues, as reported by the IMS were $7.3 million, 13.1 million and $24.9 million for the years ended March, 2010, March 2011 and March 2012, respectively.

We also know from public information that Perrigo Company acquired rights in 2010 for an undisclosed amount to an additional Novel ANDA approved in 2010 for the product HalfLytely®. Novel believes this is a first to file ANDA. Perrigo expects to be in a position to launch a generic version of this product later this year and they expect to have 180 days of generic exclusivity. Novel will manufacture the product exclusively for Perrigo. Annual sales for the branded product were approximately $80 million according to Wolters Kluwer.

In accordance with GAAP, the company records an impairment write-down to such investments when the cost of the investment exceeds its fair value and when the decline in value is determined to be other-than temporary. Indicators of an other-than-temporary decline in value include, without limitation, the following:

·	A significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee
·	A significant adverse change in the regulatory, economic, or technological environment of the investee
·	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates
·	A bona fide offer to purchase (whether solicited or unsolicited), an offer by the investee to sell, or a completed auction process for the same or similar security for an amount less than the cost of the investment
·	Factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

A review and assessment of all documents available, public announcements by Novel and communications with the management of Novel does not indicate the existence of impairment indicators. Accordingly, the Company determined that no impairment is required in the valuation of its investment in Novel as of March 31, 2012. The valuation of the Company’s investment in Novel remains at $3,329,322, an amount equal to the valuation as of March 31, 2011 with no impairment write downs.

NJEDA BONDS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 6	-	NJEDA BONDS

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products. As of the Current Balance Sheet Date, all of the proceeds were utilized by the Company for such stated purposes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	366,000
Series B Note Proceeds	49,500
Total	415,500

The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets.

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	354,453		354,453
Accumulated Amortization	(93,339)	(10,634)	(103,974)
Unamortized Balance	261,113		250,478

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

The Restricted Cash Interest Payments were made as a result of the Company not having sufficient funds to make such payments when due.

The Restricted Cash Principal Payment was made as a result of the Company not having sufficient funds to make such payments when due.

The Company did not have sufficient funds available to make the Outstanding Principal Payments, as follows:

·	The Company did not have sufficient funds available to make the principal payments due on September 1, 2010, and requested that the Trustee withdraw such funds from the debt service reserve. The Company’s request was denied and accordingly the principal payment due on September 1, 2010, was not made. Please refer to Note 1 of these notes to financial statements for a listing of the principal payment due on September 1, 2010 which is part of the Outstanding Principal Payments.

·	The Company did not have sufficient funds available to make the principal payments due on September 1, 2011, with such amounts due inclusive of amounts due on September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve. The Principal payment due on September 1, 2011 was not paid. Please refer to Note 1 of these notes to financial statements for a listing of the principal payment due on September 1, 2011 which is part of the Outstanding Principal Payments.

·	The Company did not have sufficient funds available to make the principal payments due on September 1, 2012, with such amounts due inclusive of amounts due on September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve. The Principal payment due on September 1, 2012 was not paid. Please refer to Note 1 of these notes to financial statements for a listing of the principal payment due on September 1, 2011 which is part of the Outstanding Principal Payments.

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve in relation to the Restricted Cash Interest Payments and the Restricted Cash Principal Payment.

The Company has received Notice of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve, and has requested a postponement of principal payments due on September 1st of 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default under the NJED Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the Current Bond Liability, as a current liability.

NOTE 7 -	NJEDA BONDS

On September 2, 1999, the Company completed the issuance of tax exempt bonds by the New Jersey Economic Development Authority (“NJEDA” or the “Authority”). The aggregate proceeds from the issuance of the fifteen year term bonds were $3,000,000. Interest on the bonds accrues at 7.75% per annum. A portion of the proceeds were used by the Company to refinance its land and building, and the remaining proceeds were intended to be used for the purchase of manufacturing equipment and building improvements.

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”). The refinancing involved borrowing $4,155,000, evidenced by a 6.5% Series A Note in the principal amount of $3,660,000 maturing on September 1, 2030 and a 9% Series B Note in the principal amount of $495,000 maturing on September 1, 2012. The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products. As of December 31, 2011, all of the proceeds were utilized by the Company for such stated purposes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a $415,500 Debt Service Reserve Fund consisting of $366,000 from the Series A Notes proceeds and $49,500 from the Series B Notes proceeds. The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets. $1,274,311 of the proceeds had been deposited in a short-term restricted cash account to fund the purchase of manufacturing equipment and development of the Company’s facility.

Bond issue costs of $354,000 were paid from the bond proceeds and are being amortized over the life of the bonds. Amortization of bond issuance costs amounted to $14,132 for the fiscal year March 31, 2012.

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

The interest payments due on March 1st and September 1st of 2009, 2010 and 2011, as well as the interest payment due on March 1st 2012, totaling $806,925 for all seven payments, were paid from the debt service reserved held in the restricted cash account, due to the Company not having sufficient funds to make such payments when they were due.

The principal payment due on September 1, 2009, totaling $210,000 was paid from the debt service reserve held in the restricted cash account, due to the Company not having sufficient funds to make the payment when due.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2010, totaling $225,000 and requested that the Trustee withdraw such funds from the debt service reserve. The Company’s request was denied and accordingly the principal payment due on September 1, 2010, totaling $225,000 was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011, totaling $470,000, with such amount including the principal payments due on September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and accordingly, the principal payment totaling $470,000 was not made.

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve on March 1, 2009, September 1, 2009, March 1, 2010, September 1, 2010, March 1, 2011, September 1, 2011 and March 1, 2012.

The Company does not expect to have sufficient available funds as of September 1, 2012, to make principal payments, totaling $730,000, and consisting of $260,000 due on September 1, 2012, $245,000 which was due on September 1, 2011 and not paid and $225,000 which was due on September 1, 2010 and not paid.

The Company has received Notice of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve, and has requested a postponement of principal payments due on September 1st of 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default under the NJED Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the entire principal due, an amount aggregating $3.385 million, as a current liability.

Bond financing consisting of the following, as of March 31,

	2012	2011

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2013	$730,000
2014	185,000
2015	195,000
2016	210,000
2017	220,000
Thereafter	1,845,000
$3,385,000

PREFERRED STOCK DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 7	-	PREFERRED STOCK DERIVATIVE LIABILITIES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liability as of Current Balance Sheet Date
	Series B	Series C	Series E	Total
Preferred shares Outstanding	—	1,375	2,187.5	3,562.5

Underlying common shares into which Preferred may convert	—	9,166,669	89,788,298	98,954,967

Closing price on valuation date	$0.08	$0.08	$0.08	$0.08

Preferred stock derivative liability at Current Balance Sheet Date	$—	$1733,334	$7,183,064	$7,916,397

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Change in Preferred Stock Derivative Liability	$3,963,126	$4,749,332	$(867,741)	$(7,665,268)

Warrant Derivative Liabilities

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31 2012	June 30 2012	Sept 30 2012	Dec 31 2012
Risk-Free interest rate	0.05% - 1.3%	0.04% - 0.92%	0.06% - 0.83%	0.02% - 0.72%
Expected volatility	57% - 181%	67% - 182%	102% - 180%	100% - 168%
Expected life (in years)	0.1 – 6.1	0.0 – 5.8	1.0 – 5.6	0.7 – 5.3
Expected dividend yield	—	—	—	—
Number of warrants	161,478,979	152,168,403	145,376,939	145,376,939

Fair Value of Warrant Derivative Liability	$11,987,222	$17,041,072	$14,947,419	$11,987,222

CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Change in Warrant Derivative Liability	$5,765,992	$4,586,076	$2,770,912	$1,499,682

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

NOTE 14 -	DERIVATIVE LIABILITIES – PREFERRED SHARES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2011 and March 31, 2011, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal Year 2012
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	—	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	—	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$—	$6,428,571	$8,506,106

Change in preferred stock derivative liability for the 2012 Fiscal Year					$11,227,957

The change of $11,227,957 in value of the preferred stock derivative liability occurring during the 2012 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

Preferred Stock Derivative Liabilities – Fiscal Year 2011
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2011	896	5,418	4,063	3,062.5	13,439.5

Underlying common shares into which Preferred may convert	730,274	4,280,842	58,042,861	118,898,957	181,952,934

Closing price on valuation date	$0.078	$0.078	$0.078	$0.078	$0.078

Preferred stock derivative liability at March 31, 2011	$56,961	$333,906	$4,527,343	$9,274,119	$14,192,329

Change in preferred stock derivative liability for the 2011 Fiscal Year					$10,416,376

The change of $10,416,376 in value of the preferred stock derivative liability occurring during the 2011 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

PREFERRED SHARE DERIVATIVE INTEREST PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Preferred Share Derivative Interest Payable [Abstract]
Preferred Share Derivative Interest Payable [Text Block]
NOTE 8	-	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of the Current Balance Sheet Date consisted of the amount reported on the liability section of the balance sheet and titled “Preferred Share Derivative Interest Payable”. This amount was paid via the issuance of the Derivative Interest Liability Common Shares in January 2013.

NOTE 13 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of March 31, 2012 consisted of $70,965 in derivative interest accrued as of March 31, 2012. The full amount of derivative interest payable as of March 31, 2012 was paid via the issuance of 802,789 shares of Common Stock, in lieu of cash, in April 2012.

Preferred share derivative interest payable as of March 31, 2011 consisted of $282,680 in derivative interest accrued as of March 31, 2011. The full amount of derivative interest payable as of March 31, 2011 was paid via the issuance of 4,775,017 shares of Common Stock, in lieu of cash, in April 2011.

LOANS PAYABLE AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 -	LOANS PAYABLE AND LONG TERM DEBT

Loans payable and long term debt consisted of the following:

	March 31, 2012		March 31, 2011
	Current	Long- Term	Current	Long- Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$6,923	$—	$13,105	$6,717

Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014	6,393	6,295

TOTAL	$13,316	$6,295	$13,105	$6,717

OPERATING LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
NOTE 9	-	OPERATING LEASES

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease. The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as engaging in manufacturing, packaging and distribution activities.

This property required significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use and in January 2013, the Company began using the facility at 135 Ludlow Avenue for commercial production and commenced shipping packaged products from the facility.

Minimum 5 year payments* for the leasing of 15,000 square feet at 135 Ludlow are as follows:

Fiscal year ended March 31, 2013	$81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Total Minimum 5 year lease payments	$426,306

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this quarterly report on Form 10-Q.

Rent expense relating to the operating lease is recorded using the straight line method, and is summarized as follows:

RENT EXPENSE
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Rent Expense	$22,584	$22,584	$67,753	$45,169

Change in deferred rent liability	$2,403	$2,895	$7,210	$45,169

DEFERRED RENT LIABILITY (LONG-TERM LIABILITY)
	March 31 2012	June 30 2012	Sept 30 2012	Dec 31 2012
Balance of Deferred Rent Liability	$59,154	$61,557	$63,960	$66,364

NOTE 9 -	LEASES OF RENTAL PROPERTIES

The following leases for rental properties were operative during the year ended March 31, 2012:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2011 Fiscal Year	$67,753
Rent expense for the 2012 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2013	81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
$426,306

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011
Rent Expense	$90,338	$67,753

Actual lease payments	79,248	19,689

Increase in deferred rent liability	11,090	48,064

Balance of deferred rent liability	59,154	48,064

LEASE OF 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2012
Operating Leases Rental Properties 135 Ludlow Avenue Disclosure [Abstract]
Operating Leases Rental Properties 135 Ludlow Avenue Disclosure [Text Block]
NOTE 10 -	LEASE OF 135 LUDLOW AVENUE

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease.

The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional 5 year terms. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as pharmaceutical manufacturing, packaging and distribution activities.

This property requires significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use.

Leasehold improvements and qualification as suitable for manufacturing, packaging and distribution operations are expected to be achieved within two years from the beginning of the lease term. These are estimates based on current project plans, which are subject to change. There can be no assurance that the construction and qualification will be accomplished during the estimated time frames, or that the property located at 135 Ludlow Avenue, Northvale, New Jersey will ever achieve qualification for intended future utilization.

Please refer to Note 9 of these financial statements for details on minimum lease payments, rent expense and deferred rent liabilities.

LEASE TERMINATION COSTS - 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2012
Operating Leases Rental Properties Termination Costs Disclosure [Abstract]
Operating Leases Rental Properties Termination Costs Disclosure [Text Block]
NOTE 11 -	LEASE TERMINATION COSTS - 135 LUDLOW AVENUE

The lease for the property located at 135 Ludlow Avenue, Northvale NJ, includes a requirement that, at termination, the Company return the property to its condition at the inception of the lease, with normal wear and tear excepted. Such requirement accordingly represents an unconditional obligation associated with the retirement of a long-lived asset and subject to ASC 410 of the Codification. The Company estimates such costs would amount to $50,000, at lease termination, and pursuant to ASC 410 has recorded a liability and offsetting asset equal to the present value, at lease inception, of such obligation. This liability is accreted over the term of the lease (including extensions), using the interest method.

DEFERRED REVENUES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
NOTE 10	-	DEFERRED REVENUES

Deferred revenues are summarized as follows:

Advance payment received	$200,000
Total revenue recognized as of March 31, 2012	(21,109)
Revenue recognized nine months ended December 31, 2012	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	168,891

Current Portion of Deferred Revenues as of Current Balance Sheet Date	13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	155,556

Deferred revenues represents the unamortized amount of an advance payment received from Precision Dose Inc. for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current portion of deferred revenues, represents the revenue that will be recognized over the 12 months immediately subsequent to Current Balance Sheet Date. The long term portion of deferred revenues, represents the revenue that will be recognized during the period that begins more than twelve months subsequent to the Current Balance Sheet Date. Please refer to exhibit 10.9 of the quarterly report on form 10-Q filed on November 15, 2010 for further details on the Precision Dose Manufacturing Agreement, with such exhibit being herein incorporated by this reference.

NOTE 12 -	EFERRED REVENUES

Deferred revenues in the aggregate amount of $178,891, consisting of a current component of $13,333 and a long term component of $165,558 represents the unamortized amount of a $200,000 advance payment received for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current component is equal to the amount of revenue to be earned during the 12 month period immediately subsequent to the balance date and the long term component is equal to the amount of revenue to be earned thereafter.

STOCKHOLDERS' EQUITY	9 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 11	-	STOCKHOLDERS’ EQUITY

Common Stock

During the Current YTD, the Company issued shares of Common Stock, as follows:

Description	Shares Of Common Stock
Common Shares issued in lieu of cash in payment of Preferred Share Derivative Interest	1,512,272

Common Shares issued pursuant to the conversion of Series B, Series C and Series E Preferred Share derivatives	13,917,061

Common Shares issued pursuant to the exercise of warrants	3,261,227

Total Common Shares issued during the Current YTD	18,690,541

Options

Options issued and outstanding as of the Current Balance Sheet Date are summarized as follows:

	Number of Options	Range of Exercise Prices
Vested Options	2,210,333	$0.06 to $2.80
Non-Vested Options	1,728,667	$0.10 to $2.25

Each option represents the right to purchase one share of common stock. The non-vested options are scheduled to vest in various increments during dates that are within the period beginning on January 18, 2013 and through June 19, 2015, or upon the occurrence of certain defined events and require that employees awarded such options be employed by the Company on the vesting date.

DERIVATIVE LIABILITIES - WARRANTS	12 Months Ended
Mar. 31, 2012
Derivative Liabilities Warrants Disclosure [Abstract]
Derivative Liabilities Warrants Disclosure [Text Block]

NOTE 27           -           CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series B 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series B Preferred Derivatives”), the Series C 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series C Preferred Derivatives”), the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”) and the Series E Convertible Preferred Stock Derivatives (the “Series E Preferred Derivatives”, and together with the Series B Preferred Derivatives, the Series C Preferred Derivatives and the Series D Preferred Derivatives, the “Preferred Derivatives”) include provisions entitling the holders of these Preferred Derivatives to convert shares of the Preferred Derivatives into shares of Common Stock. The Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Preferred Derivatives is equal to the value of such Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Preferred Derivatives during the years ended March 31, 2012 and March 31, 2011, are summarized as follows:

	Fiscal 2012	Fiscal 2011
Series B Derivatives
Number of Derivative Shares Converted	99	—
Number of Common Shares issued pursuant to conversion	660,001	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$72,600	—
Change in value of preferred share derivative liability recorded at time of conversion	$(39,600)	—
Par value of Common Shares issued	$660	—
Additional paid in capital recorded as a result of the conversions	$71,940	—

Series C Preferred Derivatives
Number of Derivative Shares Converted	2,752	—
Number of Common Shares issued pursuant to conversion	18,346,673	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$1,712,667	—
Change in value of preferred share derivative liability recorded at time of conversion	$(518,387)	—
Par value of Common Shares issued	$18,347	—
Additional paid in capital recorded as a result of the conversions	$1,694,321	—

Series D Preferred Derivatives
Number of Derivative Shares Converted	4,063	4,945
Number of Common Shares issued pursuant to conversion	58,042,862	70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$9,473,715	4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$4,946,372	1,639,618
Par value of Common Shares issued	$58,043	70,649
Additional paid in capital recorded as a result of the conversions	$9,415,672	4,394,935

Series E Preferred Derivatives
Number of Derivative Shares Converted	1,563
Number of Common Shares issued pursuant to conversion	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	$1,166,521
Par value of Common Shares issued	$63,444
Additional paid in capital recorded as a result of the conversions	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	8,477	4,945
Number of Common Shares issued pursuant to conversion	140,493,206	70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$17,164,180	$4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$5,554,906	$1,639,618
Par value of Common Shares issued	$140,493	$70,649
Additional paid in capital recorded as a result of the conversions	$17,023,687	$4,394,935

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 16 -	BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES

The Series E Preferred shares include an option, exercisable from the issuance date, to convert to common shares at prices which were less than the market price of the Company’s Common Stock on the date such Series E Preferred shares were issued. The difference between the share price and option price represents a beneficial conversion feature existing on the issue date.

In accordance with GAAP, the beneficial conversion feature was valued separately and allocated to additional paid in capital. The valuations were calculated using the relative fair value method allocating the proceeds from each issuance of the Series E Preferred shares to the conversion option and detachable warrants, if such warrants were included with an issuance.

The beneficial conversion option is then required to be recognized as a discount and amortized over a period that begins on the date of issuance and ends on the earliest conversion date. As the conversion options were exercisable on their issue date, the full value assigned to the conversion option was immediately amortized and charged to interest expense.

During Fiscal Year 2012, the Company issued a total of 250 shares of Series E Preferred Stock which included a conversion option at a price that was less than the market price of the Company’s Common Stock on the date of issuance of the Series E Preferred Stock.

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal Year 2012 and Fiscal Year 2011 is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011
Series E Shares Issued	250	1,062.5
Detachable Warrants Issued (March 2011 only)	—	40,000,000
Gross Proceeds Received	$250,000	$1,062,500

Gross Valuation of Warrants Issued	—	$2,951,297
Gross Valuation of Beneficial Conversion	$763,619	$2,067,416

Proceeds Allocated to Warrants	—	$746,919
Proceeds Allocated to Beneficial Conversion Feature	$250,000	$315,581
Total Allocation of Proceeds	$250,000	$1,062,500

COMMON STOCK	12 Months Ended
Mar. 31, 2012
Common Stock [Abstract]
Common Stock Disclosure [Text Block]
NOTE 17 -	COMMON STOCK

During Fiscal Years 2012 and 2011, the Company issued a total of 151,104,071 shares and 96,595,489 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

Description	Fiscal Year 2012	Fiscal Year 2011

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $636,179 and $1,283,240 for Fiscal Year 2012 and Fiscal Year 2011, respectively	8,410,374	21,241,590

Common Shares issued pursuant to the conversion of Series B, Series C, Series D and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $17,164,181 and $4,465,584, for Fiscal Year 2012 and Fiscal Year 2011, respectively, at the time of their conversion.	140,439,195	70,649,154

Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010.		937,500

Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737.		343,425

Common Shares issued in payment of Director’s fees totaling $145,894 and $99,743 for Fiscal Year 2012 and Fiscal Year 2011, respectively	1,505,613	2,493,589

Common shares issued in payment of employee salaries totaling $67,336 and $37,210 for Fiscal Year 2012 and Fiscal Year 2011, respectively.	694,889	930,231

Total Common Shares issued during Fiscal Years 2012 and 2011	151,104,071	96,595,489

Common Shares outstanding at March 31,	331,649,728	180,545,657

PER SHARE INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 12	-	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net (loss) income by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) are computed by dividing the net (loss) income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of Company’s Condensed Statements of Operations.

The calculation of Basic EPS and Diluted EPS is summarized as follows:

	For the Three Months Ended Dec 31,		For the Nine Months Ended Dec 31,
	2012	2011	2012	2011
Numerator
Net Income (loss) attributable to common shareholders - Basic	9,363,166	8,720,994	$(109,023)	$(8,093,110)

Net Income attributable to common shareholders - Diluted	9,390,983	8,807,320	n/a	n/a

Denominator
Weighted-average shares of common stock outstanding	350,220,224	262,067,348	345,284,514	247,443,617

Dilutive effect of stock options, warrants and convertible securities	135,987,189	164,970,150	n/a	n/a

Net (loss) income per share
Basic	$0.03	$0.03	$0.00	$(0.03)
Diluted	$0.02	$0.02

NOTE 18 -	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic EPS and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of the Company’s Consolidated Statements of Operations. As the Company had a net loss for Fiscal Year 2012 and Fiscal Year 2011, Diluted EPS is not presented as the effect of the Company’s common stock equivalents and convertible securities is anti-dilutive.

Basic EPS is calculated as follows:

	Fiscal Year 2012	Fiscal Year 2011
Numerator
Net (Loss) attributable to common shareholders	$(15,167,289)	$(13,582,159)

Denominator
Weighted average shares of common stock outstanding	259,163,279	100,020,520

Net (Loss) per Share – Basic and Diluted	$(0.06)	$(0.14)

Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options	2,999,000	3,057,000

Convertible Preferred Stock	94,512,298	180,881,120

Warrants	161,478,979	155,325,048

STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 19 -	STOCK-BASED COMPENSATION

Part or all of the compensation paid by the Company to its Directors and employees consists of the issuance of Common Stock or via the granting of options to purchase Common Stock

Stock-based Director Compensation

The Company’s Director compensation policy instituted in October 2009 includes provisions that Director’s fees are to be paid via the issuance of shares of the Company’s Common Stock, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2012, the Company issued 1,505,613 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $130,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $145,894, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

During Fiscal Year 2011, the Company issued 2,493,589 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $182,167 and related to the period beginning on October 1, 2009 and ending on December 31, 2010. On the date of their issuance, the Common Shares had a value of $99,743, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2011, include those shares owed and not yet issued at the end of Fiscal Year 2010.

As of March 31, 2012, the Company owes its Directors a total of 320,350 shares of Common Stock in payment of Directors Fees totaling $32,500 for the three months ended March 31, 2012. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2013.

Stock-based Employee Compensation

Employment contracts with the Company’s President, Chief Financial Officer and certain other employees includes provisions for a portion of each employees salaries to be paid via the issuance of shares of the Company’s Common, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2012, the Company issued a total of 694,889 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $60,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $67,336, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

During Fiscal Year 2011, the Company issued a total of 930,231 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $66,667 and related to the period beginning on October 1, 2009 and ending on December 31, 2010. On the date of their issuance, the Common Shares had a value of $37,210, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2011, include those shares owed and not yet issued at the end of Fiscal Year 2010.

As of March 31, 2011, the Company owes its President, Chief Financial Officer and certain other employees a total of 147,854 shares of Common Stock in payment of salaries totaling $15,000 for the three months ended March 31, 2012, with such amount being recorded in accrued expenses. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2013.

Stock option based Employee Compensation

The Company did not issue options to purchase Common Stock to employees during the years ended March 31, 2012 and March 31, 2011.

During the year ended March 31, 2010 (“Fiscal 2010”) the Company issued 1,000,000 options to purchase Common Stock to employees. The options issued during Fiscal 2010 have an exercise price of $0.10, vest over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the options granted during Fiscal Year 2010 was $93,452, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period, and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

In addition to the stock options granted in Fiscal 2010, the amount recorded on the Company’s Statement of Income as non-cash compensation through the issuance of stock options includes amortization of the fair value of stock options granted prior to Fiscal Year 2010. The fair value of these options, totaling $196,983 on the date of such grants, was fully amortized by the end of Fiscal Year 2011.

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011

Non-cash compensation expense related to stock options granted prior to Fiscal Year 2010	—	$17,056

Non-cash compensation expense related to stock options granted during Fiscal Year 2010	24,453	24,960

Total non-cash compensation through the issuance of stock options	$24,453	$42,016

STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 20 -	STOCK OPTION PLANS

Under its2004Stock Option Plan and prior options plans, the Company may grant stock options to officers, selected employees, as well as members of the Board of Directors and advisory board members. All options have generally been granted at a price equal to or greater than the fair market value of the Company’s Common Stock at the date of the grant. Generally, options are granted with a vesting period of up to three years and expire ten years from the date of grant.

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2012		Fiscal Year 2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	3,057,000	$1.51	3,287,000	$1.41

Options Granted	—	—	—	—

Options Exercised	—	—

Options Expired/Forfeited	(58,000)	$0.10	(230,000)	$0.10

Options Vested

Outstanding at end of year	2,999,000	$1.53	3,057,000	$1.51

The following table summarizes information about stock options outstanding at March 31, 2012:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01–1.00	920,000	7.2	$0.09	673,334	$0.08
1.01–2.00	99,000	5.8	$1.08	99,000	$1.08
2.01–3.00	1,980,000	4.5	$2.22	1,480,000	$2.21

$ 0.01–3.00		5.4	$1.53		$1.53

As of March31,2012, there were6,520,100options available for future grant under our Stock Option Plan.

INCOME TAXES	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 21 -	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2012	2011
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(2,849)	$(10,422)
Deferred	—	—

Sale of New Jersey Net Operating Losses	$486,801	$311,835

Net Credit for Income Taxes	$483,952	$301,413

The Major components of deferred tax assets and liabilities at March31,2012and2011are as follows:

	March 31,
	2012	2011
Federal
Net Operating Loss Carry forward	$16,995,825	$17,789,382
Less: Deferred Tax Liability	(169,208)	(305,716)
Subtotal	16,826,617	17,483,666
Valuation Allowance	(16,826,617)	(17,483,666)
	$—	$—

State
Net Operating Loss Carryforwards	$932,426	$2,223,278
Less: Deferred Tax Liability	(34,837)	(68,786)
Subtotal	897,589	2,154,492
Valuation Allowance	(897,589)	(2,154,492)
	$—	$—

At March31,2012and2011, a100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.

REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET	12 Months Ended
Mar. 31, 2012
Removal Of Lodrane Products From Us Market [Abstract]
Removal Of Lodrane Products From Us Market [Text Block]
NOTE 22 -	REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET

On March 3, 2011, the U.S. Food and Drug Administration (“US-FDA”) announced its intention to remove approximately 500 cough/cold and allergy related products from the U.S. market. The Company manufactured two of the drugs impacted by the US-FDA’s action. The affected products are:

Product	Active Ingredient , Strength
Lodrane® 24 Capsules	Brompheniramine maleate, 12mg
Lodrane® 24D Capsules	Brompheniramine maleate, 12mg/pseudoephedrine HCl, 90mg

According to the press release issued by the US-FDA, manufacturers must stop manufacturing the affected products within 90 days after March 3, 2011 and distribution of the effected products must stop within 180 days after March 3, 2011.

For the year ended March 31, 2011, gross revenues earned by the Company from the Lodrane® products equaled $4.2 million, or approximately 97% of the Company’s total income for the year.

Shortly after the announcement by the US-FDA, the Company’s customer for the Lodrane® products cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the US-FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the US-FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.

MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 23 -	MAJOR CUSTOMERS

Three customers accounted for approximately 90 percent of revenues for the year ended March 31, 2012, with such group of customers including a single customer that accounted for approximately 97 percent of revenues for the year ended March 31, 2011.

Please note that this major customer in the year ended March 31, 2011, was the purchaser of the Lodrane® products, which have been discontinued pursuant to an announcement by the US-FDA.

Shortly after the announcement by the US-FDA, this customer cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the US-FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the US-FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material and adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.

SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc.	12 Months Ended
Mar. 31, 2012
Settlement Disclosure Of Pharma Network Inc [Abstract]
Settlement Disclosure Of Pharma Network Inc [Text Block]
NOTE 24 -	SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc.

Midsummer Investments, Ltd., et al. v. Elite Pharmaceuticals, Inc. – On or about September 22, 2009, Midsummer Investments, Ltd. (“Midsummer”) and Bushido Capital Master Fund, LP (“Bushido”, and together with Midsummer, the “Plaintiffs”) filed a complaint against Elite Pharmaceuticals, Inc., a Delaware corporation (the “Company”), in the United States District Court, Southern District of New York (Case No. 09 CIV 8074) (the “Action”). The Plaintiffs asserted claims for breach of contract (injunctive relief and damages), anticipatory breach of contract (injunctive relief), conversion (injunctive relief and damages), and attorneys’ fees, arising out of a Securities Purchase Agreement, dated September 15, 2008, by and among the Company and certain purchasers of the Company’s securities (including the Plaintiffs) and the Certificate of Designation of Preferences, Rights and Limitations of Series D 8% Convertible Preferred Stock, filed with the Secretary of State of the State of Delaware on September 15, 2009 (the “Series D Certificate”). Plaintiffs claimed that they were entitled to a reduced conversion price for their Series D 8% Convertible Preferred Stock, par value US$0.01 per share (the “Series D Preferred Stock”), as a result of the Strategic Alliance Agreement, dated March 18, 2009, as amended (the “Epic SAA”), by and among the Company, on the one hand, and Epic Pharma, LLC (“Epic”) and Epic Investments, LLC (“Epic Investments”, and together with Epic, the “Epic Parties”). With their complaint, the Plaintiffs concurrently filed a request for preliminary injunction. Pursuant to an order of the Court entered into on October 16, 2009, the Plaintiffs’ request for a preliminary injunction was denied. Thereafter, Plaintiffs filed an amended complaint (the “Complaint”), asserting claims for breach of contract (injunctive relief and damages), anticipatory breach of contract (injunctive relief), conversion (damages) and attorneys’ fees, seeking compensatory damages of $7,455,363.00, delivery of 1,000,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), a declaration that all future conversions of the Series D Preferred Stock, held by Plaintiffs is at a conversion price of $0.05, attorneys’ fees, interest and costs.

The Company disputed the claims in the Complaint, believing the lawsuit to be without merit, and vigorously defended against them. The Company moved for summary judgment on the Complaint and the judge in the case did not issue an order on such motion. The Company proceeded with extensive, time-consuming and costly discovery. The court scheduled the trial to commence on June 28, 2010.

In order to avoid the delays, expense and risks inherent in litigation, after extensive negotiations, the Company entered into (i) a Stipulation of Settlement and Release, dated June 25, 2010 (the “Settlement Agreement”), with the Plaintiffs and the Epic Parties, (ii) an Amendment Agreement, dated June 25, 2010 (the “Series D Amendment Agreement”), with the Plaintiffs and (iii) an Amendment Agreement, dated June 25, 2010 (the “Series E Amendment Agreement”) with the Epic Parties. As part of the Settlement Agreement, the Action will be dismissed with prejudice.

Series D Amendment Agreement

Pursuant to the Series D Amendment Agreement, the Company and Plaintiffs agreed to amend the Series D Certificate. The holders of at least 50.1%, in the aggregate, of the Company’s outstanding Series B Preferred 8% Convertible Preferred Stock, par value US$0.01 per share, Series C 8% Convertible Preferred Stock, par value US$0.01 per share, and Series D Preferred Stock, voting as one class, consented to the filing of the Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock (the “Amended Series D Certificate”) with the Secretary of State of the State of Delaware. On June 29, 2010, pursuant to the authority of its Board of Directors, the Company filed with the Secretary of State of the State of Delaware the Amended Series D Certificate.

Pursuant to the terms of the Amended Series D Certificate, the terms of the Series D Preferred Stock have been amended as follows:

·	Dividends: The Series D Preferred Stock will continue to accrue dividends at the rate of 8% per annum on their stated value of US$1,000 per share, payable quarterly on January 1, April 1, July 1 and October 1 and such rate shall not increase to 15% per annum as previously provided prior to giving effect to the Series D Amendment Agreement. In addition to being payable in cash and shares of Common Stock, as provided in the Series D Certificate, such dividends may also be paid in shares of Series D Preferred Stock (the “Dividend Payment Preferred Stock”) or a combination of cash, Common Stock and Dividend Payment Preferred Stock. Dividend Payment Preferred Stock will have the same rights, privileges and preferences as the Series D Preferred Stock, except that such Dividend Payment Preferred Stock will not be entitled to, nor accrue, any dividends pursuant to the Amended Series D Certificate.

·	Conversion Price: The conversion price of the Series D Preferred Stock shall be reduced from US$0.20 per share to US$0.07 per share (subject to adjustment as provided in the Amended Series D Certificate).

·	Automatic Monthly Conversion: On each Monthly Conversion Date (as defined below), a number of shares of Series D Preferred Stock equal to each holder’s pro-rata portion (based on the shares of Series D Preferred Stock held by each Holder on June 25, 2010) of the Monthly Conversion Amount (as defined below) will automatically convert into shares of Common Stock at the then-effective conversion price (each such conversion, a “Monthly Conversion”). Notwithstanding the foregoing, the Company will not be permitted to effect a Monthly Conversion on a Monthly Conversion Date unless (i) the Common Stock shall be listed or quoted for trading on a trading market, (ii) there is a sufficient number of authorized shares of Common Stock for issuance of all Common Stock to be issued upon such Monthly Conversion, (iii) as to any holder of Series D Preferred Stock, the issuance of the shares will not cause a breach of the beneficial ownership limitations set forth in the Amended Series D Certificate, (iv) if requested by a holder of Series D Preferred Stock and a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion is provided by such holder after request from the Company, the shares of Common Stock issued upon such Monthly Conversion are delivered electronically through the Depository Trust Company or another established clearing corporation performing similar functions (“DTC”), may be resold by such holder pursuant to an exemption under the Securities Act and are otherwise free of restrictive legends and trading restrictions on such Holder, (v) there has been no public announcement of a pending or proposed Fundamental Transaction or Change of Control Transaction (as such terms are defined in the Amended Series D Certificate) that has not been consummated, (vi) the applicable holder of Series D Preferred Stock is not in possession of any information provided to such holder by the Company that constitutes material non-public information, and (vii) the average VWAP (as defined in the Amended Series D Certificate) for the 20 trading days immediately prior to the applicable Monthly Conversion Date equals or exceeds the then-effective conversion price of the Series D Preferred Stock. Shares of the Series D Preferred Stock issued to the holders of Series D Preferred Stock as Dividend Payment Preferred Stock shall be the last shares of Series D Preferred Stock to be subject to Monthly Conversion. As used herein, the following terms have the following meanings: (i) “Monthly Conversion Date” means the first day of each month, commencing on August 1, 2010, and terminating on the date the Series D Preferred Stock is no longer outstanding; (ii) “Monthly Conversion Amount” means an aggregate Stated Value of Series D Preferred Stock among all Holders that is equal to 25% of aggregate dollar trading volume of the Common Stock during the 20 trading days immediately prior to the applicable Monthly Conversion Date (such 20 trading day period, the “Measurement Period”), increasing to 35% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.12 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010) and further increasing to 50% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.16 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010).

·	Change of Control Transaction: Epic and its affiliates were expressly excluded from any event which would otherwise constitute a “Change of Control Transaction” due to the acquisition in excess of 40% of the Company’s voting securities.

Pursuant to the Series D Amendment Agreement, the exercise price of the Warrants (the “Series D Warrants”) to purchase shares of Common Stock issued to the holders of Series D Preferred Stock pursuant to the Securities Purchase Agreement, dated as of September 15, 2008, by and among the Company and the purchasers of Series D Preferred Stock will be reduced from $0.25 per share to US$0.125. In addition, the exercise price of the Series D Warrants may be reduced as follows:

(i)	by 20%, if on September 15, 2011, the holder of such Warrant still beneficially owns more than 50% of the Series D Preferred Stock beneficially owned by such holder as of June 25, 2010 (“Base Ownership”); and

(ii)	by 20%, if (a) on September 15, 2011, such holder then beneficially owns more than 25% of the Base Ownership and 50% or less of the Base Ownership and (b) on September 15, 2012, such holder then beneficially owns more than 25% of the Base Ownership.

Notwithstanding the foregoing, (x) in no event will the exercise price of the Series D Warrants be reduced more than once as a result of the amendments to such Series D Warrants, and (y) in the event that on September 15, 2011 or, if the condition of clause (ii)(a) above is met, on September 15, 2012, the Holder beneficially owns 25% or less of the Base Ownership, then no adjustment shall occur pursuant to the Series D Warrants, as amended by the Series D Amendment Agreement. Additionally, there will be no corresponding increase in the number of shares of Common Stock issuable upon exercise of the Warrants solely as a result of the foregoing adjustments.

To the extent such issuance does not cause the breach of the beneficial ownership limitations set forth in the Amended Series D Certificate (any excess shares will be issued to the affected holder of Series D Preferred Stock upon written notice from such holder when such holder’s beneficial ownership is below 9.9% to the extent that such issuance does not cause such holder to exceed such amount), the Company agreed to issue certain shares of Common Stock to the Plaintiffs and their respective affiliates in satisfaction of the Company’s obligation to pay certain previously accrued but unpaid dividends through March 31, 2010 owing to the Plaintiffs and their respective affiliates.

Series E Amendment Agreement

Pursuant to the Series E Amendment Agreement, the Company agreed to amend the Certificate of Designation of Preferences, Rights and Limitations of the Series E Convertible Preferred Stock, filed with Secretary of State of the State of Delaware on June 3, 2009 (the “Series E Certificate”). The Epic Parties, constituting all holders of Series E Preferred Stock, consented to the filing of the Amended Certificate of Designations of the Series E Convertible Preferred Stock (the “Amended Series E Certificate”) with the Secretary of State of the State of Delaware. On June 29, 2010, pursuant to the authority of its Board of Directors, Company filed with the Secretary of State of the State of Delaware the Amended Series E Certificate. Pursuant to the terms of the Amended Series E Certificate, the conversion price of the Series E Preferred Stock will be adjusted downward to reflect, on a pro rata basis, the reduction in the conversion price of the Series D Preferred Stock as the result of the Series D Amendment Agreement, to the extent shares of Series D Preferred Stock are converted at the reduced conversion price set forth in the Amended Series D Certificate.

Pursuant to the Series E Amendment Agreement, the Epic SAA was amended so that the purchase of the 750 Additional Shares of Series E Preferred Stock described therein for an aggregate purchase price of $750,000 would occur in 12 installments of 62.5 shares (for a purchase price of $62,500) (i) on or prior to November 1, 2009 (which has been satisfied) and (ii) within 10 business days following the last day of each calendar quarter, beginning with the first calendar quarter ending on September 30, 2010 and continuing for each of the 10 calendar quarters thereafter.

In addition, under the Series E Amendment Agreement, the third closing date is scheduled to occur on or before December 31, 2010, subject to certain conditions set forth in the Epic SAA (as amended by the Series E Amendment Agreement).

Under each of the Series D Amendment Agreement and the Series E Amendment Agreement, the Company agreed that at its next meeting of shareholders it will seek shareholder approval to amend its certificate of incorporation to increase the number of authorized but unissued shares of Common Stock to at least 760,000,000.

Settlement Agreement

Pursuant to the Settlement Agreement, Elite and the Epic Parties, individually and on behalf of each of their respective officers, directors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Elite Releasors”) agreed to release and discharge each of the Plaintiffs, BCMF Trustees LLC, an affiliate of Bushido (“BCMF”), their respective owners, officers, directors, investors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Plaintiffs’ Releases”) from any and all actions, causes of action, claims, liens, suits, debts, accounts, liabilities, expenses, attorneys’ fees, agreements, promises, charges, complaints and demands (collectively, “Loses”) which the Elite Releasors have or may have against the Plaintiffs’ Releasees that could have been asserted in the Action or any other court action, based upon any conduct up to and including the date of the Settlement Agreement. Notwithstanding the foregoing, the Elite Releasors will not release any claim of breach of the terms of the Settlement Agreement, breach of the terms of the Series D Amendment Agreement, or any cause of action arising from future conduct by the Plaintiffs’ Releases.

Pursuant to the Settlement Agreement, the Plaintiffs and BCMF, individually and on behalf of each of their respective owners, officers, directors, investors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Plaintiffs’ Releasors”) agreed to release and discharge Elite and the Epic Parties and each of their respective officers, directors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Elite Releasees”), from any and all Losses which the Plaintiffs’ Releasors have or may have against the Elite Releasees that could have been asserted in the Action or any other court action, based upon any conduct up to and including the date of the Settlement Agreement. Notwithstanding the foregoing, the Plaintiffs’ Releasors did not release any claim of breach of the terms of the Settlement Agreement, breach of the terms of the Series D Amendment Agreement or any cause of action arising from future conduct by the Elite Releasees.

In addition, concurrently with the execution of the Settlement Agreement, legal counsel for both the Company and the Plaintiffs executed a Stipulation of Discontinuance of the Action, which such counsel will file once all conditions precedent to the effectiveness of the Settlement Agreement have been satisfied.

The foregoing description of the Amended Series D Certificate, Amended Series E Certificate, Settlement Agreement, Series D Amendment Agreement and Series E Amendment Agreement does not purport to be complete and is qualified in its entirety by reference to the complete text of such documents which are filed herewith and incorporated herein by reference.

On July 1, 2010, the Company filed with the SEC a Current Report on Form 8-K announcing the settlement of the litigation with the Plaintiffs, with such filing being incorporated by reference herein.

SETTLEMENT OF ThePharmaNetwork Inc. v. Elite Pharmaceuticals Inc.	12 Months Ended
Mar. 31, 2012
Settlement Disclosure Of Pharma Network Inc [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 25 -	SETTLEMENT OF ThePharmaNetwork Inc. v. Elite Pharmaceuticals Inc.

On March 17, 2011, Elite Pharmaceuticals, Inc. (the “Company”) issued a press release announcing the settlement of a lawsuit filed in the Superior Court of New Jersey, Chancery Division: Bergen County entitled ThePharmaNetwork, LLC v. Elite Pharmaceuticals, Inc. (Index No. C-272-10) (the “Action”).

The Action was commenced on or about August 27, 2010 by ThePharmaNetwork, LLC (“TPN”). TPN alleged that the Company breached certain obligations in connection with a Product Collaboration Agreement (the “Collaboration Agreement”), made as of November 10, 2006, pursuant to which the Company and TPN agreed to collaborate in the development, commercialization, manufacturing and distribution of a generic pharmaceutical product, which the parties subsequently agreed would be methadone hydrochloride in a 10 mg. tablet (the “Product”). In the lawsuit, the Company asserted counterclaims against TPN arising out of the Collaboration Agreement, and sought damages of no less than $1,125,000 from TPN. Both parties denied the other side’s allegations.

In order to fully and finally resolve the disputed claims arising in the Action, the Company and TPN have entered into a settlement agreement, dated March 11, 2011 (the “Settlement Agreement”), pursuant to which the Action, including all of TPN’s claims and the Company’s counterclaims, will be dismissed with prejudice.

Pursuant to the Settlement Agreement, the parties have agreed to terminate the Collaboration Agreement.

In addition, in consideration of the Company’s agreement to terminate the Collaboration Agreement and to relinquish to TPN all rights and interest in the Abbreviated New Drug Application (“ANDA”) for the Product approved by the U.S. Food and Drug Administration (FDA), TPN made a cash payment of $500,000 to Elite.

As part of the Settlement Agreement, TPN also acknowledges that the Company may develop a generic product containing methadone of any strength (including the filing of an abbreviated new drug application relating to such product) and that nothing in the Settlement Agreement restricts the Company from developing, commercializing, manufacturing and distributing any pharmaceutical product similar to, or which may compete with, the Product or the ANDA filed in connection with the Product.

The Settlement Agreement also contained a mutual release pursuant to which the Company and TPN agreed to release and discharge each other and their respective affiliates from all claims arising before the date of the Settlement Agreement.

Please refer to the Current Report on Form 8-K filed with the SEC on March 17, 2011, such filing being herein incorporated by reference, for further details on this settlement of litigation.

RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE	9 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowing Against Treppel Credit Lint Disclosure [Text Block]
NOTE 13	-	RELATED PARTY TRANSACTION -BORROWING AGAINST TREPPEL CREDIT LINE

As of the Current Balance Sheet Date, Elite owed the Treppel Credit Line Balance and the Treppel Credit Line Interest Due in relation to the Treppel Credit Line. Both amounts were recorded as current liabilities on Elite’s balance and included in the line item titled “Short term loans and current portion of long-term debt”

For further details on the Treppel Credit Line, please refer to Note 2 of these financial statements and the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10, 2012, with such filings being herein incorporated by reference.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 26 -	TRANSACTIONS WITH RELATED PARTIES

Transactions with Epic Pharma LLC and Epic Investments LLC

On March 18, 2009, the Company entered into the Epic Strategic Alliance Agreement with Epic Pharma, LLC and Epic Investments, LLC, a subsidiary controlled by Epic Pharma LLC, as disclosed in this Annual Report Form 10-K under Item 7 of Part II of this Annual Report on Form 10-K, under the heading “Epic Strategic Alliance Agreement,” Item 9B and Item 10, under the heading “Directors and Executive Officers,” and in our Current Reports on Form 8-K, filed with the SEC on March 23, 2009, May 6, 2009 and June 5, 2009, which disclosures are incorporated herein by reference. Ashok G. Nigalaye, Jeenarine Narine and Ram Potti, each were elected as members of our Board of Directors, effective June 24, 2009, as the three directors that Epic is entitled to designate for appointment to the Board pursuant to the terms of the Epic Strategic Alliance Agreement. Messrs. Nigalaye, Narine and Potti are also officers of Epic Pharma, LLC, in the following capacities:

·	Mr. Nigalaye, Chairman and Chief Executive Officer of Epic Pharma, LLC;
·	Mr. Narine, President and Chief Operating Officer of Epic Pharma, LLC;
·	Mr. Potti, Vice President of Epic Pharma, LLC.

As part of the operation of the strategic alliance, the Company and Epic identified areas of synergy, including, without limitation, raw materials used by both entities, equipment purchases, contract manufacturing/packaging and various regulatory and operational resources existing at Epic that could be utilized by the Company.

With regards to synergies related to raw materials usage, the strategic alliance allowed the Company to purchase such raw materials from Epic, at the Epic acquisition cost, without markup. In all cases, the acquisition cost of Epic was lower than those costs available to the Company, mainly as a result of efficiencies of scale generated by significantly larger volumes purchased by Epic during the course of their normal operations. During the fiscal years ended 3/31/2012 and 3/31/2011, an aggregate amount of 15,552 and $232,305, respectively, in such materials was purchased from Epic Pharma LLC. All purchases were at Epic Pharma’s acquisition cost, without markup and evidenced by supporting documents of Epic Pharma LLC’s acquisition cost.

With regards to synergies related to regulatory and operational resources, the strategic alliance allowed the Company to utilize Epic’s substantial resources and technical competencies on an “as needed” basis at a cost equal to Epic’s actual cost for only the resources utilized by the Company. Without such access to Epic’s resources, the Company would have to invest significant amounts in human resources and fixed assets as well as incur substantial costs with third party providers to provide the same resources provided by Epic and necessary for the operations of the Company.

During the fiscal year ended 3/31/2012, an aggregate amount of $133,003 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company. During the fiscal year ended 3/31/2011, an aggregate amount of $73,440 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company.

During the fiscal year ended March 31, 2012, the Company incurred a total of $275,768 in contract manufacturing and/or packaging costs for the Company’s Phentermine, Hydromorphone, Methadone and Immediate Release Lodrane products.

During the fiscal years ended March 31, 2012 and 2011, equipment purchases from Epic totaled $52,000 and $140,000, respectively.

The Company also purchased an ANDA for Phentermine 37.5mg tablets from Epic Pharma LLC for a cost of $450,000. Please refer to Exhibit 10.7 of the Quarterly Report on Form 10-Q filed with SEC on November 15, 2010 for further details on this ANDA purchase.

Total purchases from Epic by the Company during the fiscal years ended March 31, 2012 and 20111 were $476,323 and $895,745, respectively.

During the fiscal year ended March 31, 2011, the Company also performed method development services for Epic Pharma LLC, for which it was paid $25,000, sold retired equipment to Epic for $30,000 and sold excess raw materials to Epic for a total of $2,903.

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK	12 Months Ended
Mar. 31, 2012
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Conversions Of Preferred Stock Derivatives To Common Stock Disclosure [Text Block]

NOTE 27           -           CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series B 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series B Preferred Derivatives”), the Series C 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series C Preferred Derivatives”), the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”) and the Series E Convertible Preferred Stock Derivatives (the “Series E Preferred Derivatives”, and together with the Series B Preferred Derivatives, the Series C Preferred Derivatives and the Series D Preferred Derivatives, the “Preferred Derivatives”) include provisions entitling the holders of these Preferred Derivatives to convert shares of the Preferred Derivatives into shares of Common Stock. The Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Preferred Derivatives is equal to the value of such Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Preferred Derivatives during the years ended March 31, 2012 and March 31, 2011, are summarized as follows:

	Fiscal 2012	Fiscal 2011
Series B Derivatives
Number of Derivative Shares Converted	99	—
Number of Common Shares issued pursuant to conversion	660,001	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$72,600	—
Change in value of preferred share derivative liability recorded at time of conversion	$(39,600)	—
Par value of Common Shares issued	$660	—
Additional paid in capital recorded as a result of the conversions	$71,940	—

Series C Preferred Derivatives
Number of Derivative Shares Converted	2,752	—
Number of Common Shares issued pursuant to conversion	18,346,673	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$1,712,667	—
Change in value of preferred share derivative liability recorded at time of conversion	$(518,387)	—
Par value of Common Shares issued	$18,347	—
Additional paid in capital recorded as a result of the conversions	$1,694,321	—

	Fiscal 2012	Fiscal 2011
Series D Preferred Derivatives
Number of Derivative Shares Converted	4,063		4,945
Number of Common Shares issued pursuant to conversion	58,042,862		70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$9,473,715		4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$4,946,372		1,639,618
Par value of Common Shares issued	$58,043		70,649
Additional paid in capital recorded as a result of the conversions	$9,415,672		4,394,935

Series E Preferred Derivatives
Number of Derivative Shares Converted	1,563
Number of Common Shares issued pursuant to conversion	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	$1,166,521
Par value of Common Shares issued	$63,444
Additional paid in capital recorded as a result of the conversions	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	8,477		4,945
Number of Common Shares issued pursuant to conversion	140,493,206		70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$17,164,180		$4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$5,554,906		$1,639,618
Par value of Common Shares issued	$140,493		$70,649
Additional paid in capital recorded as a result of the conversions	$17,023,687	$

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14	-	SUBSEQUENT EVENTS

Common shares issued in lieu of cash in payment of derivative interest expense

The Derivative Interest Liability Common Shares were issued during January 2013 in payment of those amounts listed as a current liability as of December 31, 2012 under the line item “Preferred Share Derivative Interest Payable”.

Sale of New Jersey State Net Operating Losses

In January 2013, the Company received final approval from the New Jersey Economical Development Authority for the sale of New Jersey net operating losses with net tax benefits equal to $391,105 under the Technology Business Tax Certificate Transfer Program. The Company sold the net operating loss approved for sale at a transfer price equal to ninety two cents for every benefit dollar. The proceeds of such sale, totaling $359,817, were received by the Company during January 2013

Exercise of Warrants by Epic Investments LLC

On January 14, 2013, Epic Investments LLC exercised cash warrants to purchase 6,032,000 shares of Common Stock at a price of $0.0625 per share, with the proceeds of such warrant exercise totaling $377,000.

FDA Approval of Supplemental Application for Naltrexone Hydrochloride 50mg tablets

On January 31, 2013, the FDA approved the Company’s supplemental application for the manufacturing and packaging of naltrexone hydrochloride 50mg tablets. This approval will allow the Company to commence the commercial manufacturing and packaging of this product for its sales and marketing partner, which will distribute the product as part of a multi-product distribution agreement.

A current report on Form 8-K was filed with the SEC on February 6, 2013, with such filing being herein incorporated by reference.

Commencement of Commercial operations at the expanded facility at 135 Ludlow

In January 2013, the Company commenced commercial operations at the expanded facility located at 135 Ludlow Avenue, and began shipping packaged product from this facility. The 15,000 square foot facility expansion includes cGMP manufacturing suites and packaging line. Packaging onsite provides a cost reduction for the Company and the use of the new manufacturing suites allows additional capacity and larger scale production resulting in greater manufacturing efficiencies.

NOTE 28   -     SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through June 29, 2012, the date the accompanying financial statements were issued. The following are material subsequent events:

Common shares issued in lieu of cash in payment of derivative interest expense due as of March 31, 2012

Derivative interest expense related to the Preferred Share derivatives due and payable as of March 31, 2012 were paid during April 2012 through the issuance of 802,789 shares of common stock.

Common shares issued in lieu of cash in payment of derivative interest expense due to Series B Preferred Shareholders for the period April 1, 2012 through the date of full conversion of Series B Preferred Shares held

Derivative interest expense related to the Series B Preferred Share derivatives earned during the period beginning on April 1, 2012 and ending on the date of full conversion by each Series B Preferred Shareholder totaled $11,523 and was paid via the issuance of a total of 85,804 shares of Common Stock.

Conversion of Series B and Series C Convertible Preferred Stock to Common Stock

During the period beginning on April 1, 2012 and ending on the date of filing of this Annual Report on Form 10-K, a total of 797 shares of Series B Preferred Stock, representing all shares of Series B Preferred Stock then issued and outstanding, were converted into a total of 5,310,387 shares of Common Stock. In addition, a total of 1,216 shares of Series C Preferred Stock were converted into a total of 8,106,667 shares of Common Stock.

Issuance of U.S. Patent for Abuse Resistant Oral Dosage Formulation

On May 22, 2012, the United States Patent and Trademark Office (“USPTO”) issued U.S. Patent No. 8,182,836, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof. The issuance of this patent will further protect Elite’s proprietary formulation for abuse resistant products utilizing the pharmacological approach. The Company has additional patents pending for its technology. A Current Report on Form 8-K was filed with the SEC on May 22, 2012, with such filing being herein incorporated by reference.

Bridge Loan Facility from Jerry Treppel

On June 12, 2012, the Company entered into a bridge loan agreement (“Loan”) with Jerry Treppel, Elite’s Chairman and CEO. Pursuant to this agreement, Mr. Treppel has agreed to provide to Elite a line of credit not to exceed $500,000. Proceeds will be used to support Elite’s acceleration of product development activities.

Pursuant to the agreement, Elite has access to a line of credit in the maximum principal amount not to exceed $500,000. The Loan carries an annual interest rate of 10%, with such interest to be paid quarterly. The Loan will mature on the earlier of the date that Elite raises at least $2,000,000 in gross proceeds from the sale of any of its equity securities or July 31, 2013. Elite may prepay any amounts of the Loan without penalty. Elite may borrow, repay and reborrow under the loan.

A Current Report on Form 8-K was filed with the SEC on June 13, 2012, with such filing being herein incorporated by reference.

Withdrawal of Registration Statement on Form S-1

On June 20, 2012, the Company filed a letter with the Securities and Exchange Commission (the “Commission”) requesting withdrawal of the Registration Statement on Form S-1 (the “Registration Statement”) that it had filed with the Commission on March 1, 2012. The Company had filed the Registration Statement in accordance with the terms of a Securities Purchase Agreement entered into by the Company on December 30, 2011. The withdrawal request will be deemed granted as of June 20, 2012 unless, within fifteen days after such date, the Company receives a notice from the Commission that this request will not be granted.

The Company is withdrawing the Registration Statement because, after discussions with the Commission’s staff, it determined that the transactions as structured in the Securities Purchase Agreement could not be implemented. Accordingly, the Company will not be proceeding with the financing under the Securities Purchase Agreement.

A Current Report on Form 8-K was filed with the SEC on June 21,2012, such filing being herein incorporated by reference.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]	BASIS OF PRESENTATION The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”)
Consolidation, Policy [Policy Text Block]

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its wholly-owned subsidiary, Elite Laboratories, Inc. (“Elite Labs”) (collectively the “Company”) for the years ended March 31, 2012 (“Fiscal Year 2012”) and 2011 (“Fiscal Year 2011”). Our Company consolidates all entities that we control by ownership of a majority voting interest. As of March 31, 2012, the financial statements of all wholly-owned entities are consolidated and all significant intercompany accounts are eliminated upon consolidation.

Nature of Operations [Text Block]

NATURE OF BUSINESS

Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. Elite Labs engages primarily in researching, developing and licensing proprietary controlled-release drug delivery systems and products. The Company is also equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved; however the Company has concentrated on developing orally administered controlled-release products. These products include drugs that cover therapeutic areas for pain, allergy and infection. The Company also engages in research and development activities for the purpose of obtaining Food and Drug Administration approval, and, thereafter, commercially exploiting generic and new controlled-release pharmaceutical products. The Company also engages in contract research and development on behalf of other pharmaceutical companies.

Cash and Cash Equivalents, Policy [Policy Text Block]

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

Inventory, Policy [Policy Text Block]	INVENTORIES Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

LONG-LIVED ASSETS

The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from five to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs incurred to acquire intangible assets such as for the application of patents and trademarks are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent and trademarks. Such costs are charged to expense if the patent or trademark is unsuccessful.

Research and Development Expense, Policy [Policy Text Block]	RESEARCH AND DEVELOPMENT Research and development expenditures are charged to expense as incurred.
Concentration Risk, Credit Risk, Policy [Policy Text Block]

CONCENTRATION OF CREDIT RISK

The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2012 are $668,407. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2011 and Fiscal 2012 the Company generated all its revenues from four companies. The termination of the contracts with either of such four companies will result in the loss of a significant amount of revenues currently being earned.

Use of Estimates, Policy [Policy Text Block]

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

Income Tax, Policy [Policy Text Block]

INCOME TAXES

The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during the years ended March 31, 2012 and March 31, 2011.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2012 and March 31, 2011.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2012, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal, 2008 and forward, and State, 2004 and forward. The Company does not expect to have a material change to unrecognized tax positions within the next twelve months.

Earnings Per Share, Policy [Policy Text Block]

EARNINGS PER COMMON SHARE

Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

Revenue Recognition, Policy [Policy Text Block]

REVENUE RECOGNITION

Revenues earned under manufacturing agreements with other pharmaceutical companies are recognized on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured.

Revenues derived from royalties and profit splits are recognized when such are reasonably estimable and collectible. Revenues from royalties and profit splits which cannot be reasonably estimated are recognized when the payment is received.

Revenues derived from providing research and development services under contracts with other pharmaceutical companies are recognized when earned. These contracts provide for non-refundable upfront and milestone payments. Because no discrete earnings event has occurred when the upfront payment is received, that amount is deferred until the achievement of a defined milestone. Each nonrefundable milestone payment is recognized as revenue when the performance criteria for that milestone have been met. Under each contract, the milestones are defined, substantive effort is required to achieve the milestone, the amount of the non-refundable milestone payment is reasonable, commensurate with the effort expended, and achievement of the milestone is reasonably assured.

Revenues earned by licensing certain pharmaceutical products developed by the Company are recognized at the beginning of a license term when the Company’s customer has legal right to the use of the product. Revenues are recognized on licensing income on a straight line basis over the life of the licensing agreement.

Treasury Stock, Policy [Policy Text Block]	TREASURY STOCK The Company records common shares purchased and held in treasury at cost.
Fair Value of Financial Instruments, Policy [Policy Text Block]

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

STOCK-BASED COMPENSATION

The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2012 and 2011 was $24,453 and $42,016, respectively.

Fair Value Measurement, Policy [Policy Text Block]

FAIR VALUE MEASUREMENTS

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the reporting entity’s own assumptions.

New Accounting Pronouncements, Policy [Policy Text Block]

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial position or results of operations upon adoption.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). Under the amended guidance, all changes in the components of net income and the components of other comprehensive income are to be presented either in a single continuous statement of comprehensive income, or in two separate but consecutive financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the effective date of the requirement in ASU 2011-05 to disclose on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. All other requirements of ASU 2011-05 are not affected by ASU 2011-12. The changes are effective April 1, 2012, with early adoption permitted. This change is not expected to have an impact to the consolidated financial results as it is a change in presentation only.

In April 2011, the FAS issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends the current fair value measurement and disclosure guidance. These changes will be effective April 1, 2012, on a prospective basis. Early application is not permitted. This change is not expected to have a material impact to the consolidated financial results.

DEFINITIONS (Tables)	9 Months Ended
Dec. 31, 2012
Definitions [Abstract]
Schedule of Debt [Table Text Block]

“Outstanding Bond Principal Payments” means principal payments which were due and owing on the NJEDA Bonds on or before the Current Balance Sheet Date and not made, consisting of the following:

Payment Date	Amount
September 1, 2010	225,000
September 1, 2011	470,000
September 1, 2012	730,000

Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

“Restricted Cash Interest Payments” means the following withdrawal of funds from the debt service reserve, with such funds being used to make interest payments due to holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075

“Restricted Cash Principal Payments” means the following withdrawal of funds from the debt service reserve, with such funds being used to make principal payments due to holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	210,000

BASIS OF PRESENTATION AND LIQUIDITY (Tables)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern. As of the Current Balance Sheet Date, the Company had the following:

Cash reserves (“Cash Reserves”)	$ 0.1 million
Working capital deficit (“Working Capital Deficit”)	$ 3.7 million
Losses from operations for the Current Quarter	$ 0.3 million
Other income for the Current Quarter	$ 9.6 million
Net income for the Current Quarter	$ 9.4 million
NJEDA Bonds Payable (“Current Bond Liability”)	$ 3.4 million

INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consist of raw materials, work in process and finished goods and are stated at the lower of cost (first-in, first-out basis) or market (net realizable value), and summarized as follows:

	December 31, 2012	March 31, 2012
Raw Materials	547,455	304,882
Work-in-Process	436,976	—
Finished Goods	—	—
Total Inventory	984,431	304,482

Inventories at March 31, 2012 and 2011 consist of the following:

	2012	2011
Finished Goods	$—	$156,399
Work-in-Process	25,200	—
Raw Materials	373,020	1,507,419
	398,220	1,663,818
Less: Inventory Valuation Reserve	(93,338)	(1,047,456)
	$304,882	$616,362

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment at March 31, 2012 and 2011 consists of the following:

	2012	2011
Laboratory manufacturing, and warehouse equipment	$5,448,732	$5,285,888
Office equipment	64,927	56,961
Furniture and fixtures	49,804	62,406
Transportation equipment	66,855	66,855
Land, building and improvements	3,314,138	2,835,783
	8,944,456	8,307,893
Less: Accumulated depreciation and amortization	(4,659,670)	(4,189,619)
	$4,284,786	$4,118,274

INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

As of the Current Balance Sheet Date, the following costs were recorded as intangible assets on the Company’s balance sheet:

	Patent Application Costs	ANDA Acquisitions	Total Intangible Assets
Intangible Assets as of March 31, 2012	192,848	450,000	642,848

Costs Capitalized During Current Fiscal Year
Three months ended June 30, 2012	15,947	—	15,947
Three months ended September 30, 2012	7,368	—	7,368
Three months ended December 31, 2012	16,686	—	16,686
Total Costs Capitalized-nine months ended Dec 31, 2012	40,001	—	40,001

Amortization of Intangible Assets During Current Fiscal Year
Three months ended June 30, 2012	—	—	—
Three months ended September 30, 2012	—	—	—
Three months ended December 31, 2012	—	—	—
Total Amortization – nine months ended Dec 31, 2012	—	—	—

Intangible Assets as of December 31, 2012	232,849	450,000	682,849

As of March 31, 2012 and 2011, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2012	2011
Intangible assets at beginning of fiscal year
Patent application costs	597,556	172,841
Trademarks	—	—
ANDA acquisitions	—	—
Less: Accumulated Amortization	—	(76,434)
Net Intangible Assets at beginning of fiscal year	597,556	96,407

Intangible asset costs capitalized during the fiscal year
Patent application costs	45,292	51,152
Trademarks		—
ANDA acquisition costs	—	890,000
Total cost of intangible assets capitalized	45,291	941,152

Amortization of intangible assets during fiscal year
Patent application costs	—	—
Trademarks	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	76,434
Trademarks	—	—
ANDA acquisition costs	—	(440,000)
Accumulated amortization of impaired assets	—	(76,434)
Net impairment of intangible assets	—	(440,000)

Intangible assets at end of fiscal year
Patent application costs	192,848	147,556
Trademarks	—	—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets	$642,848	$597,556

NJEDA BONDS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Bond Issuance [Table Text Block]

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

Schedule Of Maintenance Of Debt Service Reserve Fund [Table Text Block]

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds.The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	366,000
Series B Note Proceeds	49,500
Total	415,500

Bond Issue Costs and Amortization [Table Text Block]

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds.These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	354,453		354,453
Accumulated Amortization	(93,339)	(10,634)	(103,974)
Unamortized Balance	261,113		250,478

Schedule of Securities Financing Transactions [Table Text Block]

Bond financing consisting of the following, as of March 31,

	2012	2011

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2013	$730,000
2014	185,000
2015	195,000
2016	210,000
2017	220,000
Thereafter	1,845,000
$3,385,000

PREFERRED STOCK DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]

As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liability as of Current Balance Sheet Date
	Series B	Series C	Series E	Total
Preferred shares Outstanding	—	1,375	2,187.5	3,562.5

Underlying common shares into which Preferred may convert	—	9,166,669	89,788,298	98,954,967

Closing price on valuation date	$0.08	$0.08	$0.08	$0.08

Preferred stock derivative liability at Current Balance Sheet Date	$—	$1733,334	$7,183,064	$7,916,397

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2011 and March 31, 2011, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal Year 2012
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	—	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	—	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$—	$6,428,571	$8,506,106

Change in preferred stock derivative liability for the 2012 Fiscal Year					$11,227,957

The change of $11,227,957 in value of the preferred stock derivative liability occurring during the 2012 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

Preferred Stock Derivative Liabilities – Fiscal Year 2011
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2011	896	5,418	4,063	3,062.5	13,439.5

Underlying common shares into which Preferred may convert	730,274	4,280,842	58,042,861	118,898,957	181,952,934

Closing price on valuation date	$0.078	$0.078	$0.078	$0.078	$0.078

Preferred stock derivative liability at March 31, 2011	$56,961	$333,906	$4,527,343	$9,274,119	$14,192,329

Change in preferred stock derivative liability for the 2011 Fiscal Year					$10,416,376

Schedule Of Changes In Preferred Stock Derivative Liability [Table Text Block]
CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Change in Preferred Stock Derivative Liability	$3,963,126	$4,749,332	$(867,741)	$(7,665,268)

Schedule of Derivative Instruments [Table Text Block]

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31 2012	June 30 2012	Sept 30 2012	Dec 31 2012
Risk-Free interest rate	0.05% - 1.3%	0.04% - 0.92%	0.06% - 0.83%	0.02% - 0.72%
Expected volatility	57% - 181%	67% - 182%	102% - 180%	100% - 168%
Expected life (in years)	0.1 – 6.1	0.0 – 5.8	1.0 – 5.6	0.7 – 5.3
Expected dividend yield	—	—	—	—
Number of warrants	161,478,979	152,168,403	145,376,939	145,376,939

Fair Value of Warrant Derivative Liability	$11,987,222	$17,041,072	$14,947,419	$11,987,222

Schedule Of Changes In Value Of Warrant Derivative Liability [Table Text Block]
CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Change in Warrant Derivative Liability	$5,765,992	$4,586,076	$2,770,912	$1,499,682

LOANS PAYABLE AND LONG TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Loans Payable and Long Term Debt [Table Text Block]

Loans payable and long term debt consisted of the following:

	March 31, 2012		March 31, 2011
	Current	Long- Term	Current	Long- Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$6,923	$—	$13,105	$6,717

Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014	6,393	6,295

TOTAL	$13,316	$6,295	$13,105	$6,717

OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

Minimum 5 year payments* for the leasing of 15,000 square feet at 135 Ludlow are as follows:

Fiscal year ended March 31, 2013	$81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
Total Minimum 5 year lease payments	$426,306

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this quarterly report on Form 10-Q.

The following leases for rental properties were operative during the year ended March 31, 2012:

135 Ludlow Ave (see note 10)
Effective Date	July 1, 2010

Termination Date	December 31, 2015

Lease term	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2011 Fiscal Year	$67,753
Rent expense for the 2012 Fiscal Year	$90,338

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2013	81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Fiscal year ended March 31, 2017	89,112
$426,306

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

Schedule of Rent Expense [Table Text Block]

Rent expense relating to the operating lease is recorded using the straight line method, and is summarized as follows:

RENT EXPENSE
	Three months ended Dec 31,		Nine months ended Dec 31,
	2012	2011	2012	2011
Rent Expense	$22,584	$22,584	$67,753	$45,169

Change in deferred rent liability	$2,403	$2,895	$7,210	$45,169

DEFERRED RENT LIABILITY (LONG-TERM LIABILITY)
	March 31 2012	June 30 2012	Sept 30 2012	Dec 31 2012
Balance of Deferred Rent Liability	$59,154	$61,557	$63,960	$66,364

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue
	Fiscal Year Ended March 31, 2012	Fiscal Year Ended March 31, 2011
Rent Expense	$90,338	$67,753

Actual lease payments	79,248	19,689

Increase in deferred rent liability	11,090	48,064

Balance of deferred rent liability	59,154	48,064

DEFERRED REVENUES (Tables)	9 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]

Deferred revenues are summarized as follows:

Advance payment received	$200,000
Total revenue recognized as of March 31, 2012	(21,109)
Revenue recognized nine months ended December 31, 2012	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	168,891

Current Portion of Deferred Revenues as of Current Balance Sheet Date	13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	155,556

STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the Current YTD, the Company issued shares of Common Stock, as follows:

Description	Shares Of Common Stock
Common Shares issued in lieu of cash in payment of Preferred Share Derivative Interest	1,512,272

Common Shares issued pursuant to the conversion of Series B, Series C and Series E Preferred Share derivatives	13,917,061

Common Shares issued pursuant to the exercise of warrants	3,261,227

Total Common Shares issued during the Current YTD	18,690,541

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Options

Options issued and outstanding as of the Current Balance Sheet Date are summarized as follows:

	Number of Options	Range of Exercise Prices
Vested Options	2,210,333	$0.06 to $2.80
Non-Vested Options	1,728,667	$0.10 to $2.25

DERIVATIVE LIABILITIES - WARRANTS (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Liabilities Warrants Disclosure [Abstract]
Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2012		Fiscal Year 2011
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	155,325,048	$0.15	125,299,740	$0.25

Warrants issued	4,000,000	$0.06	40,000,000	$0.06

Warrant Adjustments	3,379,551	—	—	—

Warrant exercises, forfeited or expired	1,225,620	$3.00	9,974,692	$0.69

Ending Balance	161,478,979	$0.09	155,325,048	$0.15

Schedule Of Warrants Valuation Assumptions [Table Text Block]

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level3fair value hierarchy using the following assumptions:

	March 31 2012	March 31 2011
Risk-Free interest rate	.05% -1.3%	.09% -2.9%
Expected volatility	57% -181%	138% -194%
Expected life (in years)	0.1–6.1	0.3–7.0
Expected dividend yield	—	—
Number of warrants	161,478,979	155,325,048

Fair value – Warrant Derivative Liability	$11,987,222	$10,543,145

Change in warrant derivative liability for the twelve months ended	$1,444,075	$1,297,998

Schedule Of Warrants Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]

The following table summarizes, as of March31,2012, the warrant activity subject to Level3inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs
(Level 3)
	Fiscal 2012	Fiscal 2011
Balance at March31,2011	$10,543,145	$8,499,423
Warrants Issued	815,761	2,951,297
Warrants Exercised	—	—
Change in fair value of warrant liability	628,316	(907,575)
Balance at March31,2012	$11,987,222	$10,543,145

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Schedule Of Beneficial Conversion Feature Of Series E Preferred Shares [Table Text Block]

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal Year 2012 and Fiscal Year 2011 is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011
Series E Shares Issued	250	1,062.5
Detachable Warrants Issued (March 2011 only)	—	40,000,000
Gross Proceeds Received	$250,000	$1,062,500

Gross Valuation of Warrants Issued	—	$2,951,297
Gross Valuation of Beneficial Conversion	$763,619	$2,067,416

Proceeds Allocated to Warrants	—	$746,919
Proceeds Allocated to Beneficial Conversion Feature	$250,000	$315,581
Total Allocation of Proceeds	$250,000	$1,062,500

COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2012
Common Stock [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]

During Fiscal Years 2012 and 2011, the Company issued a total of 151,104,071 shares and 96,595,489 shares of Common Stock, respectively, with such issuances of Common Stock being summarized as follows:

Description	Fiscal Year 2012	Fiscal Year 2011

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $636,179 and $1,283,240 for Fiscal Year 2012 and Fiscal Year 2011, respectively	8,410,374	21,241,590

Common Shares issued pursuant to the conversion of Series B, Series C, Series D and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $17,164,181 and $4,465,584, for Fiscal Year 2012 and Fiscal Year 2011, respectively, at the time of their conversion.	140,439,195	70,649,154

Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010.		937,500

Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737.		343,425

Common Shares issued in payment of Director’s fees totaling $145,894 and $99,743 for Fiscal Year 2012 and Fiscal Year 2011, respectively	1,505,613	2,493,589

Common shares issued in payment of employee salaries totaling $67,336 and $37,210 for Fiscal Year 2012 and Fiscal Year 2011, respectively.	694,889	930,231

Total Common Shares issued during Fiscal Years 2012 and 2011	151,104,071	96,595,489

Common Shares outstanding at March 31,	331,649,728	180,545,657

PER SHARE INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The calculation of Basic EPS and Diluted EPS is summarized as follows:

	For the Three Months Ended Dec 31,		For the Nine Months Ended Dec 31,
	2012	2011	2012	2011
Numerator
Net Income (loss) attributable to common shareholders - Basic	9,363,166	8,720,994	$(109,023)	$(8,093,110)

Net Income attributable to common shareholders - Diluted	9,390,983	8,807,320	n/a	n/a

Denominator
Weighted-average shares of common stock outstanding	350,220,224	262,067,348	345,284,514	247,443,617

Dilutive effect of stock options, warrants and convertible securities	135,987,189	164,970,150	n/a	n/a

Net (loss) income per share
Basic	$0.03	$0.03	$0.00	$(0.03)
Diluted	$0.02	$0.02

Basic EPS is calculated as follows:

	Fiscal Year 2012	Fiscal Year 2011
Numerator
Net (Loss) attributable to common shareholders	$(15,167,289)	$(13,582,159)

Denominator
Weighted average shares of common stock outstanding	259,163,279	100,020,520

Net (Loss) per Share – Basic and Diluted	$(0.06)	$(0.14)

Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options	2,999,000	3,057,000

Convertible Preferred Stock	94,512,298	180,881,120

Warrants	161,478,979	155,325,048

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011

Non-cash compensation expense related to stock options granted prior to Fiscal Year 2010	—	$17,056

Non-cash compensation expense related to stock options granted during Fiscal Year 2010	24,453	24,960

Total non-cash compensation through the issuance of stock options	$24,453	$42,016

STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2012		Fiscal Year 2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	3,057,000	$1.51	3,287,000	$1.41

Options Granted	—	—	—	—

Options Exercised	—	—

Options Expired/Forfeited	(58,000)	$0.10	(230,000)	$0.10

Options Vested

Outstanding at end of year	2,999,000	$1.53	3,057,000	$1.51

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The following table summarizes information about stock options outstanding at March 31, 2012:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01–1.00	920,000	7.2	$0.09	673,334	$0.08
1.01–2.00	99,000	5.8	$1.08	99,000	$1.08
2.01–3.00	1,980,000	4.5	$2.22	1,480,000	$2.21

$ 0.01–3.00		5.4	$1.53		$1.53

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2012	2011
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(2,849)	$(10,422)
Deferred	—	—

Sale of New Jersey Net Operating Losses	$486,801	$311,835

Net Credit for Income Taxes	$483,952	$301,413

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The Major components of deferred tax assets and liabilities at March31,2012and2011are as follows:

	March 31,
	2012	2011
Federal
Net Operating Loss Carry forward	$16,995,825	$17,789,382
Less: Deferred Tax Liability	(169,208)	(305,716)
Subtotal	16,826,617	17,483,666
Valuation Allowance	(16,826,617)	(17,483,666)
	$—	$—

State
Net Operating Loss Carryforwards	$932,426	$2,223,278
Less: Deferred Tax Liability	(34,837)	(68,786)
Subtotal	897,589	2,154,492
Valuation Allowance	(897,589)	(2,154,492)
	$—	$—

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Tables)	12 Months Ended
Mar. 31, 2012
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Schedule of Conversions of Stock [Table Text Block]

Conversions of Preferred Derivatives during the years ended March 31, 2012 and March 31, 2011, are summarized as follows:

	Fiscal 2012	Fiscal 2011
Series B Derivatives
Number of Derivative Shares Converted	99	—
Number of Common Shares issued pursuant to conversion	660,001	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$72,600	—
Change in value of preferred share derivative liability recorded at time of conversion	$(39,600)	—
Par value of Common Shares issued	$660	—
Additional paid in capital recorded as a result of the conversions	$71,940	—

Series C Preferred Derivatives
Number of Derivative Shares Converted	2,752	—
Number of Common Shares issued pursuant to conversion	18,346,673	—
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$1,712,667	—
Change in value of preferred share derivative liability recorded at time of conversion	$(518,387)	—
Par value of Common Shares issued	$18,347	—
Additional paid in capital recorded as a result of the conversions	$1,694,321	—

	Fiscal 2012	Fiscal 2011
Series D Preferred Derivatives
Number of Derivative Shares Converted	4,063	4,945
Number of Common Shares issued pursuant to conversion	58,042,862	70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$9,473,715	4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$4,946,372	1,639,618
Par value of Common Shares issued	$58,043	70,649
Additional paid in capital recorded as a result of the conversions	$9,415,672	4,394,935

Series E Preferred Derivatives
Number of Derivative Shares Converted	1,563
Number of Common Shares issued pursuant to conversion	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$5,905,197
Change in value of preferred share derivative liability recorded at time of conversion	$1,166,521
Par value of Common Shares issued	$63,444
Additional paid in capital recorded as a result of the conversions	$5,841,754

Total Preferred Derivatives
Number of Derivative Shares Converted	8,477	4,945
Number of Common Shares issued pursuant to conversion	140,493,206	70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$17,164,180	$4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	$5,554,906	$1,639,618
Par value of Common Shares issued	$140,493	$70,649
Additional paid in capital recorded as a result of the conversions	$17,023,687	$4,394,935

DEFINITIONS (Details) (NJEDA Bonds [Member], USD $)	Dec. 31, 2012	Sep. 01, 2012	Sep. 01, 2011	Sep. 01, 2010
NJEDA Bonds [Member]
Principal Amount On Issue Date	$ 260,000	$ 730,000	$ 470,000	$ 225,000

DEFINITIONS (Details 1) (NJEDA Bonds [Member], USD $)	Sep. 01, 2012	Mar. 01, 2012	Sep. 01, 2011	Mar. 01, 2011	Sep. 01, 2010	Mar. 01, 2010	Sep. 01, 2009	Mar. 01, 2009
Interest Payment [Member]
Restricted Cash and Cash Equivalents	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 120,775	$ 120,775
Principal Payment [Member]
Restricted Cash and Cash Equivalents							$ 210,000

DEFINITIONS (Details Textual) (USD $)	9 Months Ended							9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Derivative Interest [Member]	Dec. 31, 2012 Treppel Credit Line [Member]	Dec. 31, 2012 NJEDA Bonds [Member]	Sep. 01, 2012 NJEDA Bonds [Member]	Sep. 01, 2011 NJEDA Bonds [Member]	Sep. 01, 2010 NJEDA Bonds [Member]	Dec. 31, 2012 Epic [Member]
Principal Amount On Issue Date				$ 260,000	$ 730,000	$ 470,000	$ 225,000
Stock Issued During Period, Shares, New Issues (In Shares)	18,690,541	348,671
Debt Instrument, Periodic Payment								62,500
Proceeds from draws against Treppel Credit Line			500,000
Line of Credit Facility, Periodic Payment, Interest			6,932
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,000,000

BASIS OF PRESENTATION AND LIQUIDITY (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Net income for the Current Quarter	$ 9,363,166	$ 8,760,995	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
Going Concern [Member]
Cash reserves ("Cash Reserves")			100,000
Working capital deficit ("Working Capital Deficit")			3,700,000
Losses from operations for the Current Quarter			300,000
Other income for the Current Quarter			9,600,000
Net income for the Current Quarter			9,400,000
NJEDA Bonds Payable ("Current Bond Liability")			$ 3,400,000

BASIS OF PRESENTATION AND LIQUIDITY (Details Textual) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2012 Treppel Credit Line [Member]	Dec. 30, 2011 Nonconvertible Series F Preferred Stock [Member] Socius Agreement [Member]
Preferred Stock, Shares Authorized		5
Line of Credit Facility, Interest Rate During Period	10.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Cash, Uninsured Amount					$ 668,407
Stock Or Unit Option Plan Expense	$ 15,133	$ 6,113	$ 36,379	$ 18,340	$ 24,453	$ 42,016

MANAGEMENT'S LIQUIDITY PLANS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Attributable To Parent	$ 9,363,166	$ 8,760,995	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
Working Capital Deficiency					3,100,000
Retained Earnings (Accumulated Deficit)	(130,028,326)		(130,028,326)		(129,919,303)	(114,861,029)
Assets	10,371,138		10,371,138		10,311,717	11,787,862
Stockholders' Equity Attributable To Parent	(12,356,162)		(12,356,162)		(14,983,682)	(17,871,280)	(10,597,865)
Proceed From Issuance Of Series E Convertible Preferred Stock and Warrants					250,000	1,062,500
Cash and Cash Equivalents, At Carrying Value	65,655	568,691	65,655	568,691	668,407	1,825,858	578,187
Estimated Proceeds From Issuance Of Preferred Stock					$ 437,500

INVENTORIES (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Raw Materials	$ 547,455	$ 373,020	$ 1,507,419
Work-in-Process	436,976	25,200	0
Finished Goods	0	0	156,399
Inventory, Gross		398,220	1,663,818
Less: Inventory Valuation Reserve	(93,338)	(93,338)	(1,047,456)
Total Inventory	$ 984,431	$ 304,882	$ 616,362

INVENTORIES (Details Textual) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Inventory valuation reserve (in dollars)	$ 93,338	$ 93,338	$ 1,047,456
Inventory No Commercial Value [Member]
Inventory valuation reserve (in dollars)			918,355
Expired Raw Materials [Member]
Inventory valuation reserve (in dollars)			35,762
Mark To Market Adjustments [Member]
Inventory valuation reserve (in dollars)			$ 93,339

PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment, Gross		$ 8,944,456	$ 8,307,893
Less: Accumulated depreciation and amortization	(4,979,270)	(4,659,670)	(4,189,618)
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $4,979,270 and $4,659,670, respectively	4,108,774	4,284,786	4,118,274
Laboratory Manufacturing, and Warehouse Equipment [Member]
Property, Plant and Equipment, Gross		5,448,732	5,285,888
Office Equipment [Member]
Property, Plant and Equipment, Gross		64,927	56,961
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		49,804	62,406
Transportation Equipment [Member]
Property, Plant and Equipment, Gross		66,855	66,855
Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Gross		$ 3,314,138	$ 2,835,783

PROPERTY AND EQUIPMENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Depreciation and amortization	$ 330,543	$ 363,542	$ 484,151	$ 483,473

INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets			$ 642,848	$ 642,848	$ 597,556	$ 96,407
Costs Capitalized During Current Fiscal Year	16,686	7,368	15,947	40,001	45,291	941,152
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets					0	(440,000)
Less: Accumulated Amortization			0	0	0	(76,434)
Less: Accumulated Amortization	0			0	0	0
Intangible Assets	682,849			682,849	642,848	597,556
Patent Application Cost [Member]
Intangible Assets			192,848	192,848	147,556	172,841
Costs Capitalized During Current Fiscal Year	16,686	7,368	15,947	40,001	45,292	51,152
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets					0	76,434
Intangible Assets	232,849			232,849	192,848	147,556
Trademarks [Member]
Intangible Assets					0	0
Costs Capitalized During Current Fiscal Year					0	0
Amortization of Intangible Assets During Current Quarter					0	0
Impairment of Intangible Assets					0	0
Intangible Assets					0	0
ANDA Acquisition Cost [Member]
Intangible Assets			450,000	450,000	450,000	0
Costs Capitalized During Current Fiscal Year	0	0	0	0	0	890,000
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets					0	(440,000)
Intangible Assets	$ 450,000			$ 450,000	$ 450,000	$ 450,000

INVESTMENT IN NOVEL LABORATORIES INC (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2006 Novel Laboratories, Inc [Member]	Mar. 31, 2012 Gavis Pharmaceuticals [Member]	Mar. 31, 2011 Gavis Pharmaceuticals [Member]	Mar. 31, 2010 Gavis Pharmaceuticals [Member]	Mar. 31, 2010 Wolters Kluwer [Member]
Noncontrolling Interest, Ownership Percentage by Parent							10.00%
Revenue, Net	$ 667,682	$ 509,938	$ 1,880,754	$ 1,774,047	$ 2,424,118	$ 4,265,963		$ 24,900,000	$ 13,100,000	$ 7,300,000	$ 80,000,000
Cost Method Investments	$ 3,329,322		$ 3,329,322		$ 3,329,322	$ 3,329,322

NJEDA BONDS (Details) (USD $)	1 Months Ended
Aug. 31, 2005
Series A Note [Member]
Principal Amount On Issue Date	$ 3,660,000
Interest Rate	6.50%
Maturity	Sep 1, 2030
Series B Note [Member]
Principal Amount On Issue Date	$ 495,000
Interest Rate	9.00%
Maturity	Sep 1, 2012

NJEDA BONDS (Details 1) (USD $)	9 Months Ended
Dec. 31, 2012
Proceeds from Issuance of Debt	$ 415,500
Series A Note Proceeds [Member]
Proceeds from Issuance of Debt	366,000
Series B Note Proceeds [Member]
Proceeds from Issuance of Debt	$ 49,500

NJEDA BONDS (Details 2) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Bond [Member]
Bond Issue Costs	$ 354,453	$ 354,453
Accumulated Amortization	(103,974)	(93,339)
Unamortized Balance	250,478	261,113
Amortization Expense Current YTD			$ (10,634)

NJEDA BONDS (Details 3) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Refinanced NJEDA Bonds		$ 3,385,000	$ 3,385,000
Current portion	(3,385,000)	(3,385,000)	(3,385,000)
Long term portion, net of current maturities		$ 0	$ 0

NJEDA BONDS (Details 4) (USD $)	Mar. 31, 2012	Mar. 31, 2011
2013	$ 730,000
2014	185,000
2015	195,000
2016	210,000
2017	220,000
Thereafter	1,845,000
Refinanced NJEDA Bonds	$ 3,385,000	$ 3,385,000

NJEDA BONDS (Details Textual) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Aug. 31, 2005 Series A Note Proceeds [Member]	Aug. 31, 2005 Series B Note Proceeds [Member]	Sep. 30, 1999 Bonds [Member]	Mar. 31, 2012 Bonds [Member]	Aug. 31, 2005 Bonds [Member]	Mar. 31, 2012 Bonds [Member] Short Term Restricted Cash Account [Member]	Mar. 12, 2010 Bonds [Member] Due On September 1 2009 [Member]	Sep. 01, 2010 Bonds [Member] Due On September 1 2010 [Member]	Sep. 30, 2011 Bonds [Member] Due On September 1 2011 [Member]	Sep. 01, 2011 Bonds [Member] Due On September 1 2011 [Member]	Sep. 01, 2012 Bonds [Member] Due On September 1 2012 [Member]	Mar. 31, 2012 Bonds [Member] Due On September 1 2012 [Member]	Mar. 31, 2012 Bonds [Member] Series A Note Proceeds [Member]	Mar. 31, 2012 Bonds [Member] Series B Note Proceeds [Member]
Proceeds from Issuance of Debt	$ 415,500						$ 3,000,000	$ 415,500		$ 1,274,311							$ 366,000	$ 49,500
Interest Rate					6.50%	9.00%	7.75%
Debt Instrument Period							15 years
Principal Amount On Issue Date					3,660,000	495,000			4,155,000			225,000	470,000
Debt Instrument, Maturity Date					Sep 1, 2030	Sep 1, 2012
Debt Instrument, Frequency of Periodic Payment																	semiannual	semiannual
Cash paid for interest	115,623	172,439	228,317	226,150				806,925
Debt Instrument, Annual Principal Payment											210,000
Debt Instrument, Debt Default, Amount												225,000	470,000	245,000	260,000	730,000
EDA bonds payable	3,385,000		3,385,000	3,385,000
Bond Issue Costs	354,453		354,453					354,000
Accumulated Amortization	$ 103,974		$ 93,339					$ 14,132

PREFERRED STOCK DERIVATIVE LIABILITIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2011 Series C Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2009 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Mar. 31, 2012 Series E Preferred Stock [Member]	Mar. 31, 2011 Series E Preferred Stock [Member]
Preferred shares Outstanding	3,562.5		3,562.5		5,213	13,439.5	0	797	896	1,375	2,666	5,418	0	4,063		2,187.5	1,750	3,062.5
Underlying common shares into which Preferred may convert	98,954,967		98,954,967		94,512,297	181,952,934	0	5,310,393	730,274	9,166,669	17,773,333	4,280,842	0	58,042,861		89,788,298	71,428,571	118,898,957
Closing price on valuation date (in dollars per share)	$ 0.08		$ 0.08		$ 0.09	$ 0.078	$ 0.08	$ 0.09	$ 0.078	$ 0.08	$ 0.09	$ 0.078	$ 0.09	$ 0.078	$ 0.01	$ 0.08	$ 0.09	$ 0.078
Fair Value of Warrant Derivative Liability	$ 7,916,397		$ 7,916,397		$ 8,506,106	$ 14,192,329	$ 0	$ 477,935	$ 56,961	$ 1,733,334	$ 1,599,600	$ 333,906	$ 0	$ 4,527,343		$ 7,183,064	$ 6,428,571	$ 9,274,119
Change in Preferred Stock Derivative Liability	$ (3,963,126)	$ (4,749,332)	$ 867,741	$ 7,665,268	$ 11,227,957	$ 10,416,376

PREFERRED STOCK DERIVATIVE LIABILITIES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Change in Preferred Stock Derivative Liability	$ 3,963,126	$ 4,749,332	$ (867,741)	$ (7,665,268)	$ (11,227,957)	$ (10,416,376)

PREFERRED STOCK DERIVATIVE LIABILITIES (Details 2) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Sep. 30, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Maximum [Member]	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Sep. 30, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Mar. 31, 2012 Warrant [Member] Minimum [Member]
Risk-Free interest rate								0.92%	0.83%	0.72%	1.30%	0.04%	0.06%	0.02%	0.05%
Expected volatility								182.00%	180.00%	168.00%	181.00%	67.00%	102.00%	100.00%	57.00%
Expected life (in years)								5 years 9 months 18 days	5 years 7 months 6 days	5 years 3 months 18 days	6 years 1 month 6 days	0 years	1 year	8 months 12 days	1 month 6 days
Expected dividend yield				0.00%	0.00%	0.00%	0.00%
Number of warrants				152,168,403	145,376,939	145,376,939	161,478,979
Fair Value of Warrant Derivative Liability	$ 7,916,397	$ 8,506,106	$ 14,192,329	$ 17,041,072	$ 14,947,419	$ 11,987,222	$ 11,987,222

PREFERRED STOCK DERIVATIVE LIABILITIES (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Change in Warrant Derivative Liability	$ 5,765,992	$ 4,586,076	$ 2,770,912	$ 1,499,682	$ (1,444,075)	$ (1,297,998)

PREFERRED SHARE DERIVATIVE INTEREST PAYABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012
Preferred share derivative interest payable	$ 70,966	$ 282,680	$ 27,500
Stock Issued During Period, Shares, Issued for Cash	802,789	4,775,017

LOANS PAYABLE AND LONG TERM DEBT (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Current		$ 6,923	$ 13,105
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014, Current		6,393
Short Term Loans And Current Portion Of Long Term Debt	506,760	13,316	13,105
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Long - Term		0	6,717
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014,Long - Term		6,295
Short Term Loans and Non Current Portion Of Long Term Debt, Long - Term		$ 6,295	$ 6,717

LOANS PAYABLE AND LONG TERM DEBT (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2012
Notes Payable To Banks [Member]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt Instrument, Number Of Installments	60 installments
Debt Instrument, Periodic Payment	$ 1,180
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Maturity Date	Sep 30, 2012
Capital Lease Obligations [Member]
Debt Instrument, Number Of Installments	24 payments
Debt Instrument, Periodic Payment	$ 594
Debt Instrument, Maturity Date	Mar 31, 2014

OPERATING LEASES (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Mar. 31, 2012		Mar. 31, 2011
Effective Date							Jul 1, 2010
Termination Date							Dec 31, 2015
Lease term				initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years			5 years with 2 tenant renewal options for 5 years each
Rent expense for the Fiscal Year	$ 22,584		$ 22,584	$ 67,753		$ 45,169	$ 90,338		$ 67,753
Minimum 5 Year Lease Payments
Fiscal year ended March 31, 2013	81,228	[1]		81,228	[1]		81,228	[2]
Fiscal year ended March 31, 2014	83,259	[1]		83,259	[1]		83,259	[2]
Fiscal year ended March 31, 2015	85,344	[1]		85,344	[1]		85,344	[2]
Fiscal year ended March 31, 2016	87,363	[1]		87,363	[1]		87,363	[2]
Fiscal year ended March 31, 2017	89,112	[1]		89,112	[1]		89,112	[2]
Total Minimum 5 year lease payments	$ 426,306	[1]		$ 426,306	[1]		$ 426,306	[2]

[1]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this quarterly report on Form 10-Q.
[2]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K

OPERATING LEASES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012	Jun. 30, 2012
Rent Expense	$ 22,584	$ 22,584	$ 67,753	$ 45,169	$ 90,338	$ 67,753
Actual lease payments					79,248	19,689
Increase in deferred rent liability	2,403	2,895	7,215	8,686	11,090	48,064
Balance of Deferred Rent Liability	$ 66,364		$ 66,364		$ 59,154	$ 48,064	$ 63,960	$ 61,557

OPERATING LEASES (Details Textual)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Operating Lease Description	initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years	5 years with 2 tenant renewal options for 5 years each

LEASE OF 135 LUDLOW AVENUE (Details Textual)	12 Months Ended
Mar. 31, 2012 sqft
Area of Land	15,000
Effective Date	Jul 1, 2010
Lease Term	5 years 6 months
Lease Renewal Term	5 years

LEASE TERMINATION COSTS - 135 LUDLOW AVENUE (Details Textual) (USD $)	Mar. 31, 2012
Lease Termination Cost Payable	$ 50,000

DEFERRED REVENUES (Details) (USD $)	9 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Advance payment received	$ 200,000	$ 200,000
Total revenue recognized as of March 31, 2012		(21,109)
Revenue recognized nine months ended December 31, 2012	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	168,891	178,891
Current Portion of Deferred Revenues as of Current Balance Sheet Date	13,333	13,333	13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	$ 155,556	$ 165,558	$ 178,890

DEFERRED REVENUES (Details Textual) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Deferred Revenue	$ 168,891	$ 178,891
Deferred Revenue, Current	13,333	13,333	13,333
Deferred Revenue, Noncurrent	155,556	165,558	178,890
Advance Rent	$ 200,000	$ 200,000

STOCKHOLDERS' EQUITY (Details)	9 Months Ended
Dec. 31, 2012
Shares Of Common Stock	18,690,541
Cash In Payment Of Preferred Share Derivative Interest [Member]
Shares Of Common Stock	1,512,272
Conversion Of Series B Series C and Series E Preferred Share Derivatives [Member]
Shares Of Common Stock	13,917,061
Execution Of Warrants [Member]
Shares Of Common Stock	3,261,227

STOCKHOLDERS' EQUITY (Details 1) (USD $)	Dec. 31, 2012
Number of Options,Vested	2,210,333
Number of Options,Non-Vested	1,728,667
Maximum [Member]
Range of Exercise Prices,Vested	2.8
Range of Exercise Prices,Non-Vested	2.25
Minimum [Member]
Range of Exercise Prices,Vested	0.06
Range of Exercise Prices,Non-Vested	0.1

DERIVATIVE LIABILITIES - WARRANTS (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Balance at beginning of year	155,325,048	125,299,740
Warrants issued	4,000,000	40,000,000
Warrant Adjustments	3,379,551	0
Warrant exercises, forfeited or expired	1,225,620	9,974,692
Ending Balance	161,478,979	155,325,048
Weighted Average Exercise Price, Balance at beginning of year	$ 0.15	$ 0.25
Weighted Average Exercise Price, Warrants issued (in dollars per share)	$ 0.06	$ 0.06
Weighted Average Exercise Price, Warrant Adjustments (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price, Warrant exercises, forfeited or expired (in dollars per share)	$ 3	$ 0.69
Weighted Average Exercise Price, Ending Balance	$ 0.09	$ 0.15

DERIVATIVE LIABILITIES - WARRANTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of warrants					161,478,979	155,325,048	125,299,740
Fair value - Warrant Derivative Liability	$ 9,181,427	$ 10,543,145	$ 9,181,427	$ 10,543,145	$ 11,987,222	$ 10,543,145	$ 8,499,423
Change in fair value of warrant derivatives	5,765,992	4,586,076	2,770,912	1,499,682	(1,444,075)	(1,297,998)
Warrant [Member]
Expected dividend yield					0.00%	0.00%
Number of warrants					161,478,979	155,325,048
Fair value - Warrant Derivative Liability					11,987,222	10,543,145
Change in fair value of warrant derivatives					$ 1,444,075	$ 1,297,998
Warrant [Member] | Minimum [Member]
Risk-Free interest rate					0.05%	0.09%
Expected volatility					57.00%	138.00%
Expected life (in years)					1 month 6 days	3 months 18 days
Warrant [Member] | Maximum [Member]
Risk-Free interest rate					1.30%	2.90%
Expected volatility					181.00%	194.00%
Expected life (in years)					6 years 1 month 6 days	7 years

DERIVATIVE LIABILITIES - WARRANTS (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Balance at March 31, 2011	$ 10,543,145	$ 8,499,423	$ 9,181,427	$ 10,543,145
Warrants Issued	815,761	2,951,297
Warrants Exercised	0	0
Change in fair value of warrant liability	628,316	(907,575)
Balance at March 31, 2012	$ 11,987,222	$ 10,543,145	$ 9,181,427	$ 10,543,145

DERIVATIVE LIABILITIES - WARRANTS (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2012
Minimum [Member]
Derivative Liability Warrants Maturity Period	5 years
Derivative Liability Warrants Exercise Price	$ 0.0625
Maximum [Member]
Derivative Liability Warrants Maturity Period	7 years
Derivative Liability Warrants Exercise Price	$ 3

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Series E Shares Issued	250	1,062.5
Detachable Warrants Issued (March 2011 only)	0	40,000,000
Gross Proceeds Received	$ 250,000	$ 1,062,500
Gross Valuation of Warrants Issued	0	2,951,297
Gross Valuation of Beneficial Conversion	763,619	2,067,416
Proceeds Allocated to Warrants	0	746,919
Proceeds Allocated to Beneficial Conversion Feature	250,000	315,581
Total Allocation of Proceeds	$ 250,000	$ 1,062,500

COMMON STOCK (Details) (Common Stock [Member])	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock [Member]
Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $636,179 and $1,283,240 for Fiscal Year 2012 and Fiscal Year 2011, respectively	1,512,272	8,410,374	21,241,590
Common Shares issued pursuant to the conversion of Series B, Series C, Series D and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $17,164,181 and $ 4,465,584, for Fiscal Year 2012 and Fiscal Year 2011, respectively, at the time of their conversion.		140,493,195	70,649,154
Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010.			937,500
Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737.			343,425
Common Shares issued in payment of Director's fees totaling $145,894 and $99,743 for Fiscal Year 2012 and Fiscal Year 2011, respectively		1,505,613	2,493,589
Common shares issued in payment of employee salaries totaling $67,336and $37,210for Fiscal Year2012and Fiscal Year2011, respectively.		694,889	930,231
Total Common Shares issued during Fiscal Years2012and2011		151,104,071	96,595,489
Common Shares outstanding at March 31,	350,340,298	331,649,738	180,545,657	83,950,168

COMMON STOCK (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Paid-In-Kind Interest	$ 155,184	$ 549,854	$ 636,179	$ 1,283,240
Conversion Of Stock, Amount Converted			17,164,180	4,465,584
Stock Issued During Period Value Anda Purchase Agreement				75,000
Stock Issued During Period Value Payment Of Legal and Consulting Expenses				13,737
Stock Issued During Period Value Payment Of Directors Fees			145,894	99,743
Stock Issued During Period Value Payment Of Employee Salaries			$ 67,336	$ 37,210

PER SHARE INFORMATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Numerator
Net Income (loss) attributable to common shareholders - Basic	$ 9,363,166	$ 8,720,994	$ (109,023)	$ (8,093,110)	$ (15,167,289)	$ (13,582,159)
Net Income attributable to common shareholders - Diluted	$ 9,390,983	$ 8,807,320
Denominator
Weighted-average shares of common stock outstanding (in shares)	350,220,224	262,067,347	345,384,514	247,443,617	259,163,279	100,020,520
Dilutive effect of stock options, warrants and convertible securities (in shares)	135,987,189	164,970,150
Net (loss) income per share
Basic (in dollars per share)	$ 0.03	$ 0.03	$ 0	$ (0.03)
Diluted (in dollars per share)	$ 0.02	$ 0.02	$ 0	$ (0.03)
Net (Loss) per Share - Basic and Diluted					$ (0.06)	$ (0.14)
Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options (in shares)					2,999,000	3,057,000
Convertible Preferred Stock (in shares)					94,512,298	180,881,120
Warrants (in shares)					161,478,979	155,325,048

STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Non-cash compensation through issuance of stock options	$ 15,133	$ 6,113	$ 36,379	$ 18,340	$ 24,453	$ 42,016
Stock Options Granted Prior To Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options					0	17,056
Stock Options Granted During Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options					$ 24,453	$ 24,960

STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended				15 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Directors Fees	$ 32,500		$ 130,000		$ 182,167
Stock Issued During Period Value Payment Of Directors Fees		145,894		99,743
Stock Issued During Period Value Payment Of Employee Salaries		67,336		37,210
Officers' Compensation	15,000	67,336	60,000	37,210		66,667
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		0		0	1,000,000
Weighted Average Exercise Price, Options Granted		$ 0		$ 0	$ 0.1
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Period					3 years
Share Based Compensation Arrangements By Share Based Payment Award Options Grants In Period Grant Date Fair Value				196,983		93,452
Common Stock [Member]
Stock Issued During Period Shares Payment Of Directors Fees (in shares)		1,505,613		2,493,589
Stock Issued During Period Value Payment Of Directors Fees		1,506		2,494
Shares For Payment Of Directors Fees Outstanding	320,350	320,350
Common shares issued in payment of employee salaries (in shares)		694,889		930,231
Stock Issued During Period Value Payment Of Employee Salaries		$ 695		$ 930
Stock Outstanding For Payment Of Employee Salaries				147,854

STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Options, Outstanding at beginning of year	3,057,000	3,287,000
Options, Granted	0	0	1,000,000
Options, Exercised	0	0
Options, Expired/Forfeited	(58,000)	(230,000)
Options, Vested	0	0
Options, Outstanding at end of year	2,999,000	3,057,000	3,287,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.51	$ 1.41
Weighted Average Exercise Price, Options Granted	$ 0	$ 0	$ 0.1
Weighted Average Exercise Price, Options Exercised	$ 0	$ 0
Weighted Average Exercise Price, Options Expired/Forfeited	$ 0.1	$ 0.1
Weighted Average Exercise Price, Options Vested	$ 0	$ 0
Weighted Average Exercise Price, Outstanding at end of year	$ 1.53	$ 1.51	$ 1.41

STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
Mar. 31, 2012
Stock Option Exercise Price Range One [Member]
Exercise Lower Range Limit	$ 0.01
Exercise Upper Range Limit	$ 1
Options Outstanding	920,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 0.09
Options Exercisable	673,334
Options Exercisable, Weighted Average Exercise Price	$ 0.08
Stock Option Exercise Price Range Two [Member]
Exercise Lower Range Limit	$ 1.01
Exercise Upper Range Limit	$ 2
Options Outstanding	99,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 1.08
Options Exercisable	99,000
Options Exercisable, Weighted Average Exercise Price	$ 1.08
Stock Option Exercise Price Range Three [Member]
Exercise Lower Range Limit	$ 2.01
Exercise Upper Range Limit	$ 3
Options Outstanding	1,980,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 2.22
Options Exercisable	1,480,000
Options Exercisable, Weighted Average Exercise Price	$ 2.21
Stock Option Exercise Price Range Four [Member]
Exercise Lower Range Limit	$ 0.01
Exercise Upper Range Limit	$ 3
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 4 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 1.53
Options Exercisable, Weighted Average Exercise Price	$ 1.53

STOCK OPTION PLANS (Details Textual)	Mar. 31, 2012
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized	6,520,100

INCOME TAXES (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Federal:
Current	$ 0	$ 0
Deferred	0	0
State
Current	(2,849)	(10,422)
Deferred	0	0
Sale of New Jersey Net Operating Losses	486,801	311,835
Net Credit for Income Taxes	$ 483,952	$ 301,413

INCOME TAXES (Details 1) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Domestic Tax Authority [Member]
Net Operating Loss Carry forward	$ 16,995,825	$ 17,789,382
Less: Deferred Tax Liability	(169,208)	(305,716)
Subtotal	16,826,617	17,483,666
Valuation Allowance	(16,826,617)	(17,483,666)
Deferred Tax Assets, Net	0	0
State and Local Jurisdiction [Member]
Net Operating Loss Carry forward	932,426	2,223,278
Less: Deferred Tax Liability	(34,837)	(68,786)
Subtotal	897,589	2,154,492
Valuation Allowance	(897,589)	(2,154,492)
Deferred Tax Assets, Net	$ 0	$ 0

INCOME TAXES (Details Textual)	12 Months Ended
Mar. 31, 2012
Valuation Allowance, Commentary	At March 31, 2012 and 2011, a 100% valuation allowance is provided

REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Total Revenues	$ 667,682	$ 509,938	$ 1,880,754	$ 1,774,047	$ 2,424,118	$ 4,265,963
Lodrane Products [Member]
Total Revenues						$ 4,200,000
Sales Revenue, Goods, Net, Percentage						97.00%

MAJOR CUSTOMERS (Details Textual)	12 Months Ended
	Mar. 31, 2012 Three Customers [Member]	Mar. 31, 2011 Single Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	90.00%	97.00%

SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc. (Details Textual) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2010 Series D Preferred Stock [Member]	Oct. 31, 2009 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2009 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Minimum [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Maximum [Member]	Nov. 30, 2009 Series E Preferred Stock [Member]	Mar. 31, 2012 Series E Preferred Stock [Member]	Mar. 31, 2011 Series E Preferred Stock [Member]	Mar. 31, 2012 Common Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.09	$ 0.078			$ 0.09	$ 0.078	$ 0.01				$ 0.09	$ 0.078
Loss Contingency, Damages Sought, Value					$ 7,455,363
Loss Contingency Damages Sought Shares					1,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Convertible Preferred Shares Conversion Price					$ 0.05	$ 0.2
Aggregate Holding Percentage				50.10%
Percentage Dividends Preferred Stock									8.00%	15.00%
Preferred Stock Stated Value						$ 1,000
Convertible Preferred Shares Conversion Price Reduced						$ 0.07
Equity Method Investment, Ownership Percentage						40.00%
Convertible Preferred Stock Exercise Price						$ 0.25
Warrants Exercise Price Reduction Terms						" the exercise price of the Series D Warrants may be reduced as follows: by 20%, if on September 15, 2011, the holder of such Warrant still beneficially owns more than 50% of the Series D Preferred Stock beneficially owned by such holder as of June 25, 2010 ("Base Ownership"); and by 20%, if (a) on September 15, 2011, such holder then beneficially owns more than 25% of the Base Ownership and 50% or less of the Base Ownership and (b) on September 15, 2012, such holder then beneficially owns more than 25% of the Base Ownership."
Benificial Ownership Percentage						9.90%
Additional Preferred Shares To Be Purchased											750
Preferred Shares Purchase Price											750,000
Preferred Shares Installment Purchases											62.5
Preferred Shares Installment Purchase Price											62,500
Common stock, shares authorized	690,000,000	690,000,000	690,000,000											760,000,000
Preferred Stock Monthly Conversion Description						Monthly Conversion Amount" means an aggregate Stated Value of Series D Preferred Stock among all Holders that is equal to 25% of aggregate dollar trading volume of the Common Stock during the 20 trading days immediately prior to the applicable Monthly Conversion Date (such 20 trading day period, the "Measurement Period"), increasing to 35% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.12 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010) and further increasing to 50% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.16 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010).
Convertible Preferred Stock Exercise Price Reduced						$ 0.125

SETTLEMENT OF ThePharmaNetwork Inc. v. Elite Pharmaceuticals Inc. (Details Textual) (Pharma Network Inc V Elite Pharmaceuticals Inc Settlement [Member], USD $)	12 Months Ended
Mar. 31, 2011
Pharma Network Inc V Elite Pharmaceuticals Inc Settlement [Member]
Loss Contingency, Damages Sought, Value	$ 1,125,000
Proceeds from Legal Settlements	$ 500,000

TRANSACTIONS WITH RELATED PARTIES (Details Textual) (Epic Pharma Llc [Member], USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction, Purchases from Related Party	$ 476,323	$ 895,745
Related Party Transaction, Expenses from Transactions with Related Party	133,003	73,440
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	275,768
Development Services Revenue [Member]
Revenue from Related Parties		25,000
Asset Retirement Sales Revenue [Member]
Revenue from Related Parties		30,000
Excess Raw Material Sales Revenue [Member]
Revenue from Related Parties		2,903
Abbreviated New Drug Application (ANDA) [Member]
Related Party Transaction, Purchases from Related Party	450,000
Property, Plant and Equipment, Other Types [Member]
Related Party Transaction, Purchases from Related Party	52,000	140,000
Inventories [Member]
Related Party Transaction, Purchases from Related Party	$ 15,552	$ 232,305

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Number of Derivative Shares Converted	8,477	4,945
Number of Common Shares issued pursuant to conversion	140,493,206	70,649,164
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$ 17,164,180	$ 4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	5,554,906	1,639,618
Par value of Common Shares issued	140,493	70,649
Additional paid in capital recorded as a result of the conversions	17,023,687	4,394,935
Series B Preferred Stock [Member]
Number of Derivative Shares Converted	99	0
Number of Common Shares issued pursuant to conversion	660,001	0
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	72,600	0
Change in value of preferred share derivative liability recorded at time of conversion	(39,600)	0
Par value of Common Shares issued	660	0
Additional paid in capital recorded as a result of the conversions	71,940	0
Series C Preferred Stock [Member]
Number of Derivative Shares Converted	2,752	0
Number of Common Shares issued pursuant to conversion	18,346,673	0
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	1,712,667	0
Change in value of preferred share derivative liability recorded at time of conversion	(518,387)	0
Par value of Common Shares issued	18,347	0
Additional paid in capital recorded as a result of the conversions	1,694,321	0
Series D Preferred Stock [Member]
Number of Derivative Shares Converted	4,063	4,945
Number of Common Shares issued pursuant to conversion	58,042,862	70,649,154
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	9,473,715	4,465,584
Change in value of preferred share derivative liability recorded at time of conversion	4,946,372	1,639,618
Par value of Common Shares issued	58,043	70,649
Additional paid in capital recorded as a result of the conversions	9,415,672	4,394,935
Series E Preferred Stock [Member]
Number of Derivative Shares Converted	1,563	0
Number of Common Shares issued pursuant to conversion	63,443,670	0
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	5,905,197	0
Change in value of preferred share derivative liability recorded at time of conversion	1,166,521	0
Par value of Common Shares issued	63,444	0
Additional paid in capital recorded as a result of the conversions	$ 5,841,754	$ 0

SUBSEQUENT EVENTS (Details Textual) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Subsequent Event [Member] Epic Investments Llc [Member]	Mar. 31, 2012 Subsequent Event [Member] Mr Treppel [Member]	Dec. 31, 2012 Subsequent Event [Member] New Jersey Net Operating Losses [Member]	Mar. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member] Subsequent Event [Member]
Operating Loss Carryforwards						$ 391,105
Proceeds From Sale Of Operating Loss Carryforwards						359,817
Stock Issued During Period Shares Warrants Exercised				6,032,000
Stock Issued During Period Exercise Price Warrants Exercised				$ 0.0625
Proceeds from Warrant Exercises				377,000
Common Stock Issued For Derivative Interest								802,789		85,804
Derivative Interest Expenses										11,523
Preferred Stock, Shares Issued									797
Preferred shares Outstanding	3,562.5	5,213	13,439.5						797		1,216
Convertible Preferred Stock, Shares Issued upon Conversion							5,310,387					8,106,667
Proceeds from Related Party Debt					500,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 500,000
Line of Credit Facility, Interest Rate at Period End					10.00%
Line of Credit Facility, Description					The Loan will mature on the earlier of the date that Elite raises at least $2,000,000 in gross proceeds from the sale of any of its equity securities or July 31, 2013.